                               SEMIANNUAL REPORT

                                 JUNE 30, 1999

                          SAFECO RESOURCE SERIES TRUST

                                   ----------

Equity Portfolio ......................................................... 2
Growth Portfolio ......................................................... 6
Northwest Portfolio ..................................................... 11
Small Company Portfolio ................................................. 15
Bond Portfolio .......................................................... 19
Money Market Portfolio .................................................. 23

                           [SAFECO MUTUAL FUNDS LOGO]

JUNE 30, 1999
--------------------------------------------------------------------------------
INVESTMENT REVIEW

REPORT FROM EQUITY PORTFOLIO MANAGER

   The SAFECO RST Equity Portfolio beat its Growth and Income Insurance Portfolio peer group for the 12-months ended June 30, 1999, and was virtually neck and neck for the year-to-date, according to Lipper, Inc.
   The RST Equity Portfolio was up 20.40% and 10.14% for the 12 months just ended and the year-to-date versus 15.66% and 11.74% for the peers.
   The S&P 500 returned 22.76% for the twelve months and 12.38% for the year-to-date.
   Our performance could at best be described as consistent, and at worst, boring. Our poorest performing stock was off 13.5% during the latest quarter and no member of our portfolio had significant news that negatively impacted its
stock price.                [PHOTO OF RICH MEAGLEY]

   The market itself was far more interesting. Investor sentiment, not economic or company fundamentals, shifted and market leadership took a turn. Big stocks took a breather (after four years of outperformance) while smaller stocks and more value-oriented stocks moved ahead.
   Seven of our largest holdings at the beginning of the second quarter--Johnson & Johnson, Microsoft, Procter & Gamble, Fannie Mae, Intel, General Electric, and Merck--all lagged the S&P 500 over the second quarter. I am comfortable with these stocks performing poorly on a short-term basis. In fact, it provides buying opportunities for those of us who invest for the long-term.
   It seemed our more value-oriented names outperformed. Praxair, a chemical company, began the second quarter with value characteristics (low price to earnings and price to book ratios) and ended it up 36%. Of our technology stocks Motorola, Hewlett Packard and IBM, beat the growthier fellows, Microsoft and Intel.
   Washington Mutual took the 13.5% tumble. The bank's cost-cutting slowed as did excitement from its recent acquisitions. I still like the company's prospects.
   Ninety percent of our assets are invested in what I believe to be above-average-quality companies in industries with good long-term growth prospects that I can hold for three to five years. The remaining 10% is invested in special situations. These companies might be cyclicals or involved in merger/acquisitions with major cost-cutting potential. They could be restructuring or beginning a product cycle.
   I stayed with what I've done in the past. I added to existing holdings when I liked their price and sold parts of positions when they were on the high side. Much of our add-on activity was in stocks that did not perform well: Abbott Laboratories, Fannie Mae, Intel, Washington Mutual, and Procter & Gamble.
   I trimmed American Home Products, Dover Corp., and Allied Signal and sold all the Motorola and Willamette Industries when they reached our price objectives. Selling Willamette decreased our exposure to an industry I think has below-average, long-term prospects. I sold 40% of our Lockheed Martin because it continues to struggle and the fixes don't look easy.
   I added MCI Worldcom, which I think is well-positioned in data, voice and internet services. The stock was not cheap, but should MCI deliver the solid performance I expect it to, it will be worth it.
   We ended the period with just over $662 million invested in 46 companies. Turnover in the portfolio remained low and steady, at 31.33% (annualized). And, the character we perceive in the Portfolio is unchanged: high quality companies with predictable earnings growth.

Richard Meagley
--------------------------------------------------------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Portfolio Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                           INVESTMENT HIGHLIGHTS

                                                             AS OF JUNE 30, 1999
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED JUNE 30, 1999
 1 YEAR   20.40%
 5 YEAR   24.34%
10 YEAR   18.82%

INVESTMENT VALUE

SAFECO RST EQUITY PORTFOLIO: $56,102
S&P 500 INDEX: $55,878

                    SAFECO
                  RST EQUITY          S&P 500
                   PORTFOLIO           INDEX
06/30/89            $10,000            $10,000
07/31/89            $10,876            $10,903
08/31/89            $10,995            $11,117
09/30/89            $10,935            $11,071
10/31/89            $10,714            $10,814
11/30/89            $10,927            $11,035
12/31/89            $11,241            $11,300
01/31/90            $10,340            $10,542
02/28/90            $10,385            $10,677
03/31/90            $10,777            $10,960
04/30/90            $10,385            $10,686
05/31/90            $11,296            $11,728
06/30/90            $11,332            $11,649
07/31/90            $11,359            $11,611
08/31/90            $10,358            $10,562
09/30/90            $ 9,894            $10,047
10/31/90            $ 9,785            $10,004
11/30/90            $10,340            $10,650
12/31/90            $10,655            $10,948
01/31/91            $11,114            $11,425
02/28/91            $11,807            $12,242
03/31/91            $12,097            $12,538
04/30/91            $12,471            $12,568
05/31/91            $12,958            $13,111
06/30/91            $12,247            $12,511
07/31/91            $13,052            $13,093
08/31/91            $13,212            $13,404
09/30/91            $12,931            $13,180
10/31/91            $13,043            $13,357
11/30/91            $12,322            $12,818
12/31/91            $13,515            $14,285
01/31/92            $14,197            $14,019
02/29/92            $14,549            $14,201
03/31/92            $13,756            $13,924
04/30/92            $13,876            $14,334
05/31/92            $13,736            $14,404
06/30/92            $12,884            $14,189
07/31/92            $13,365            $14,770
08/31/92            $12,924            $14,467
09/30/92            $12,974            $14,638
10/31/92            $13,435            $14,688
11/30/92            $14,257            $15,187
12/31/92            $14,605            $15,373
01/31/93            $14,965            $15,501
02/28/93            $14,944            $15,712
03/31/93            $15,582            $16,044
04/30/93            $15,263            $15,656
05/31/93            $16,466            $16,074
06/30/93            $16,518            $16,121
07/31/93            $16,332            $16,056
08/31/93            $17,217            $16,664
09/30/93            $17,731            $16,536
10/31/93            $18,194            $16,878
11/30/93            $18,318            $16,718
12/31/93            $18,681            $16,920
01/31/94            $19,867            $17,495
02/28/94            $19,362            $17,021
03/31/94            $18,583            $16,281
04/30/94            $19,110            $16,489
05/31/94            $19,581            $16,758
06/30/94            $18,879            $16,347
07/31/94            $19,319            $16,883
08/31/94            $20,581            $17,574
09/30/94            $20,372            $17,145
10/31/94            $20,822            $17,529
11/30/94            $20,405            $16,891
12/31/94            $20,351            $17,141
01/31/95            $20,520            $17,585
02/28/95            $21,052            $18,269
03/31/95            $21,355            $18,808
04/30/95            $21,911            $19,361
05/31/95            $22,467            $20,147
06/30/95            $23,181            $20,614
07/31/95            $23,531            $21,297
08/31/95            $24,221            $21,350
09/30/95            $25,164            $22,251
10/31/95            $25,139            $22,171
11/30/95            $25,877            $23,142
12/31/95            $26,178            $23,589
01/31/96            $26,913            $24,391
02/29/96            $27,063            $24,617
03/31/96            $27,403            $24,854
04/30/96            $27,974            $25,220
05/31/96            $28,627            $25,869
06/30/96            $29,145            $25,968
07/31/96            $28,015            $24,821
08/31/96            $28,273            $25,345
09/30/96            $29,987            $26,770
10/31/96            $30,940            $27,509
11/30/96            $33,321            $29,586
12/31/96            $32,667            $29,000
01/31/97            $34,589            $30,809
02/28/97            $34,770            $31,053
03/31/97            $33,298            $29,780
04/30/97            $34,364            $31,555
05/31/97            $36,677            $33,473
06/30/97            $38,209            $34,973
07/31/97            $40,837            $37,755
08/31/97            $38,705            $35,641
09/30/97            $40,117            $37,593
10/31/97            $38,840            $36,339
11/30/97            $40,086            $38,020
12/31/97            $40,783            $38,672
01/31/98            $41,415            $39,100
02/28/98            $44,703            $41,918
03/31/98            $46,193            $44,063
04/30/98            $46,290            $44,506
05/31/98            $45,432            $43,742
06/30/98            $46,598            $45,518
07/31/98            $46,031            $45,035
08/31/98            $40,087            $38,530
09/30/98            $42,889            $40,999
10/31/98            $46,695            $44,331
11/31/98            $49,708            $47,016
12/31/98            $50,935            $49,724
01/31/99            $51,768            $51,803
02/28/99            $50,698            $50,191
03/31/99            $52,295            $52,199
04/30/99            $55,575            $54,219
05/31/99            $54,436            $52,940
06/30/99            $56,102            $55,878

PERFORMANCE REPRESENTS THE PERFORMANCE OF THE EQUITY
PORTFOLIO, BUT DOES NOT INCLUDE DEDUCTIONS FOR ADMINISTRATION
CHARGES, CONTINGENT DEFERRED SALES CHARGES, OR MORTALITY
AND EXPENSE RISK PREMIUMS.

THE PERFORMANCE OF THE PORTFOLIO ASSUMES THE
REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX OF 500 STOCKS WEIGHTED BY MARKET CAPITALIZATION WITH DIVIDENDS REINVESTED. MANAGEMENT FEES AND OTHER PORTFOLIO EXPENSES HAVE
BEEN APPLIED TO THE CALCULATION OF PORTFOLIO PERFORMANCE,
BUT NOT TO THE INDEX. IF PORTFOLIO EXPENSES HAD BEEN APPLIED TO THE INDEX, THE INDEX VALUES WOULD HAVE BEEN LOWER.

INVESTMENT RETURNS ARE HISTORICAL AND NOT PREDICTIVE OF FUTURE
PERFORMANCE. PORTFOLIO SHARE PRICES AND INVESTMENT RETURNS
WILL FLUCTUATE.

                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Federal National Mortgage Association .............................. 3.5%
  (Mortgage Loan Banker)
Procter & Gamble Co.  ............................................... 3.4
  (Household Products)
Intel Corp.  ........................................................ 3.4
  (Electronics--Semiconductors)
Abbott Laboratories ................................................. 3.3
  (Health Care--Diversified Care Products)
Johnson & Johnson ................................................... 3.3
  (Health Care--Diversified)
Kimberly-Clark Corp.  ............................................... 3.1
  (Manufacturing & Marketing Personal Care Products)
Microsoft Corp.  .................................................... 3.1
  (Computers--Software & Services)
Gannett Co., Inc.  .................................................. 2.8
  (Publishing)
Albertson's, Inc.  .................................................. 2.7
  (Retail--Food Chains)
General Electric Co.  ............................................... 2.7
  (Electrical Equipment)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        MARKET CAPITALIZATION
    AS A PERCENTAGE OF NET ASSETS

Large-Cap (over $4 billion)                  98%
Mid-Cap ($1 billion-$4 billion)               0%
Small-Cap (under $1 billion)                  0%
Cash & Other                                  2%

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 EQUITY PORTFOLIO

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------
COMMON STOCKS - 97.5%

AEROSPACE/DEFENSE - 1.1%
       195,000   Lockheed Martin Corp.                             $7,264

BANKS (MAJOR REGIONAL) - 5.1%
       170,000   Bank of America Corp.                             12,463
       315,000   Citigroup, Inc.                                   14,963
       187,000   U.S. Bancorp                                       6,358

BANKS (MONEY CENTER) - 2.5%
       190,000   Chase Manhattan Corp.                             16,459

BEVERAGES (ALCOHOLIC) - 1.5%
       143,000   Anheuser-Busch Co., Inc.                          10,144

BEVERAGES (NON-ALCOHOLIC) - 2.0%
       335,000   PepsiCo, Inc.                                     12,960

CHEMICALS - 4.1%
       170,000   Du Pont (E.I.) de Nemours & Co.                   11,613
       314,400   Praxair, Inc.                                     15,386

COMPUTERS (HARDWARE) - 4.8%
       172,000   Hewlett-Packard Co.                               17,286
       112,000   International Business Machines Corp.             14,476

COMPUTERS (NETWORKING) - 0.7%
       165,000   *3Com Corp.                                        4,403

COMPUTERS (SOFTWARE & SERVICES) - 3.1%
       230,000   *Microsoft Corp.                                  20,743

ELECTRICAL EQUIPMENT - 5.3%
       275,000   Emerson Electric Co.                              17,291
       160,000   General Electric Co.                              18,080

ELECTRONICS (SEMICONDUCTORS) - 3.4%
       375,000   Intel Corp.                                       22,313

ENTERTAINMENT - 1.3%
       285,000   The Walt Disney Co.                                8,782

FINANCIAL (DIVERSIFIED) - 5.4%
       226,000   Federal Home Loan Mortgage Corp.                  13,108
       335,000   Federal National Mortgage
                 Association                                       22,906

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------

FOODS - 2.6%
       345,000   Bestfoods                                        $17,078

HEALTH CARE (DIVERSIFIED) - 10.8%
       485,000   Abbott Laboratories                               22,068
       205,000   American Home Products Corp.                      11,788
       225,000   Bristol-Myers Squibb Co.                          15,848
       221,000   Johnson & Johnson                                 21,658

HEALTH CARE (MAJOR PHARMACEUTICALS) - 2.6%
       230,000   Merck & Co., Inc.                                 17,020

HOUSEHOLD PRODUCTS (NON-DURABLES) - 6.5%
       365,000   Kimberly-Clark Corp.                              20,805
       250,000   Procter & Gamble Co.                              22,313

INSURANCE (MULTI-LINE) - 3.3%
       112,000   American International Group, Inc.                13,111
       150,000   Hartford Financial Services Group, Inc.            8,747

MANUFACTURING (DIVERSIFIED) - 4.3%
       280,000   AlliedSignal, Inc.                                17,640
       315,600   Dover Corp.                                       11,046

OIL (DOMESTIC INTEGRATED) - 1.7%
       112,000   Mobil Corp.                                       11,088

OIL (INTERNATIONAL INTEGRATED) - 3.0%
       107,000   Exxon Corp.                                        8,252
       195,000   Royal Dutch Petroleum Co. (ADR)                   11,749

PERSONAL CARE - 1.0%
       115,000   Avon Products, Inc.                                6,383

PUBLISHING (NEWSPAPERS) - 2.8%
       259,000   Gannett Co., Inc.                                 18,486

RAILROADS - 0.7%
       151,100   Burlington Northern Santa Fe Corp.                 4,684

RETAIL (DEPARTMENT STORES) - 2.1%
       334,000   May Department Stores Co.                         13,652

RETAIL (FOOD CHAINS) - 2.7%
       352,250   Albertson's, Inc.                                 18,163

RETAIL (GENERAL MERCHANDISE) - 0.9%
       130,000   Wal-Mart Stores, Inc.                              6,273

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                                EQUITY PORTFOLIO

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------
SAVINGS & LOANS - 2.6%
       485,000   Washington Mutual, Inc.                          $17,157

SERVICES (DATA PROCESSING) - 1.1%
       173,000   Automatic Data Processing, Inc.                    7,612

TELECOMMUNICATIONS (LONG DISTANCE) - 2.1%
       252,000   AT&T Corp.                                        14,065

TELEPHONE - 4.5%
       250,000   Bell Atlantic Corp.                               16,344
       153,000   *MCI WorldCom, Inc.                               13,196

TOBACCO - 1.9%
       319,000   Philip Morris Cos., Inc.                          12,820
                                                              -----------
TOTAL COMMON STOCKS                                               646,040
                                                              -----------
                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------

COMMERCIAL PAPER - 2.4%

FINANCIAL (DIVERSIFIED) - 2.4%
    16,009,000   Associates First Capital Corp.
                 5.60%, due 7/01/99                               $16,009
                                                              -----------
TOTAL COMMERCIAL PAPER                                             16,009
                                                              -----------

CASH EQUIVALENTS - 0.0%

INVESTMENT COMPANIES
        76,258   SSgA Prime Money Market
                 Portfolio                                             76
                                                              -----------
TOTAL CASH EQUIVALENTS                                                 76
                                                              -----------
TOTAL INVESTMENTS - 100.0%                                        662,125
Other Assets, less Liabilities                                        231
                                                              -----------
NET ASSETS                                                    $   662,356
                                                              -----------
                                                              -----------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999
--------------------------------------------------------------------------------
INVESTMENT REVIEW

REPORT FROM GROWTH PORTFOLIO MANAGER

   The SAFECO RST Growth Portfolio continued to struggle, returning -4.98% year to date, and -17.72% for the 12-months ended June 30, 1999. The average Growth Insurance Portfolio returned 12.69% and 20.54% for the same periods, according to Lipper, Inc.
   During the second quarter small company stocks began to return to favor. The Russell 2000 (a small cap index) delivered 15.55%, while the S&P (broad market indicator) returned 7.05% for the quarter. (For the 12 months ended June 30, 1999, the Russell 2000 returned 1.50% and the S&P 500 gained 22.76%.)
   While the Portfolio still lags the broad market and peer group, we began to outperform in the final days of the second quarter. As investors return to small companies, which they did in the second quarter, they buy the larger ones first. As confidence grows, I hope we will see more movement to our names, which are among the smallest of the small.
                          [PHOTO OF THOMAS M. MAGUIRE]

   The RST Growth Portfolio is loaded with what I believe to be statistically underpriced companies with seemingly attractive fundamentals. Many of them are very small (under $250 million market capitalization) and most of those are selling for a share price that is a fraction of their growth rate. At June 30, 1999, many of them had yet to move and a few had hurt us.
   Prison Realty Trust, Inc., the largest private owner and operator of prisons (and formerly one of the RST Growth portfolio's largest positions) hurt us. It fell 50% as management's "selective" disclosure brought shareholder class action lawsuits charging fraud.
   Rent-a-Center, Inc. suffered when the financial press took issue with its accounting. After talking with analysts and Rent-a-Center's largest competitor (Rent-Way, Inc., which we also own) I am comfortable holding and monitoring the stock. Both companies provide furnishings and appliances to people who don't have credit or enough cash.
   Conseco, Inc. continued to produce good earnings and cash-flow and the market continued to ignore it. Conseco provides insurance and financing to middle America, and middle America is a huge market. In fact, Middle America is what made Wal-Mart so successful.
   Credit is another great force in the American economy. For that reason we own NCO Group, Inc., a collection agency, and Creditrust Corp., the leading purchaser of agent credit card receivables.
   From a winning position, Family Golf Centers took too big a swing and hasn't been able to bring the underperforming ice rinks and driving ranges it acquired up to standard. I think they can.
   Broadcasting remains our largest industry. Chancellor Media, our largest holding, is the fastest growing company in this fast-growing industry and Emmis is the cheapest. Both stocks are up as radio is benefiting from a strong U.S. economy and gaining market share from other media.
   With 70% of its sales in Japan, direct-marketer Nu Skin Enterprises should benefit from the Japanese recovery. United Stationers is another great franchise with a low valuation and great growth prospects.
   I choose these stocks not to match a bogey, but for their value and appreciation potential. Consequently, the RST Growth Portfolio's performance diverges from its peers and the market, and I have hit peaks and valleys. It was not too long ago that we were at a peak. We are working to get back there.
   Finally, I want you to know I take this position seriously and am committed to outperform. I ask, and thank you, for your patience. I hope to show you the wait will be well worth it.

Tom Maguire
--------------------------------------------------------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                           INVESTMENT HIGHLIGHTS

                                                             AS OF JUNE 30, 1999
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED JUNE 30, 1999
1 YEAR            (17.72)%
5 YEAR             23.51%
SINCE INCEPTION*   23.76%

INVESTMENT VALUE

SAFECO RST GROWTH PORTFOLIO: $39,273
S&P 500 INDEX: $36,047

                    SAFECO
                   RST GROWTH         S&P 500
                   PORTFOLIO           INDEX
01/31/93            $10,000            $10,000
02/28/93            $ 9,475            $10,136
03/31/93            $10,059            $10,350
04/30/93            $ 9,683            $10,100
05/31/93            $10,535            $10,369
06/30/93            $10,891            $10,400
07/31/93            $11,297            $10,358
08/31/93            $12,198            $10,750
09/30/93            $12,822            $10,667
10/31/93            $13,386            $10,888
11/30/93            $12,792            $10,785
12/31/93            $13,473            $10,915
01/31/94            $14,381            $11,286
02/28/94            $13,861            $10,980
03/31/94            $13,352            $10,503
04/30/94            $13,750            $10,637
05/31/94            $14,093            $10,811
06/30/94            $13,662            $10,546
07/31/94            $14,215            $10,892
08/31/94            $14,715            $11,337
09/30/94            $14,626            $11,060
10/31/94            $15,169            $11,308
11/30/94            $14,936            $10,897
12/31/94            $15,078            $11,058
01/31/95            $15,148            $11,344
02/28/95            $15,695            $11,786
03/31/95            $15,672            $12,133
04/30/95            $15,973            $12,490
05/31/95            $16,670            $12,997
06/30/95            $17,728            $13,299
07/31/95            $18,506            $13,739
08/31/95            $18,587            $13,773
09/30/95            $19,645            $14,354
10/31/95            $19,819            $14,303
11/30/95            $20,666            $14,929
12/31/95            $21,261            $15,217
01/31/96            $21,475            $15,735
02/29/96            $22,051            $15,881
03/31/96            $22,654            $16,033
04/30/96            $24,059            $16,269
05/31/96            $25,519            $16,688
06/30/96            $24,608            $16,752
07/31/96            $22,440            $16,012
08/31/96            $24,381            $16,350
09/30/96            $25,827            $17,270
10/31/96            $26,322            $17,746
11/30/96            $26,898            $19,086
12/31/96            $28,078            $18,708
01/31/97            $29,769            $19,875
02/28/97            $28,529            $20,032
03/31/97            $27,480            $19,211
04/30/97            $26,255            $20,356
05/31/97            $30,395            $21,594
06/30/97            $32,757            $22,561
07/31/97            $34,987            $24,356
08/31/97            $36,430            $22,992
09/30/97            $39,419            $24,252
10/31/97            $38,340            $23,443
11/30/97            $40,178            $24,527
12/31/97            $40,587            $24,948
01/31/98            $40,796            $25,223
02/28/98            $45,019            $27,042
03/31/98            $48,391            $28,425
04/30/98            $50,147            $28,711
05/31/98            $47,592            $28,218
06/30/98            $47,731            $29,364
07/31/98            $44,950            $29,052
08/31/98            $34,364            $24,856
09/30/98            $35,425            $26,449
10/31/98            $37,928            $28,598
11/30/98            $39,510            $30,331
12/31/98            $41,329            $32,077
01/31/99            $42,396            $33,418
02/28/99            $37,273            $32,379
03/31/99            $36,964            $33,674
04/30/99            $37,740            $34,977
05/31/99            $37,837            $34,152
06/30/99            $39,273            $36,047

*THE PORTFOLIO'S INCEPTION DATE WAS JANUARY 7, 1993.
PERFORMANCE INFORMATION BEGINS ON JANUARY 31, 1993.

PERFORMANCE REPRESENTS THE PERFORMANCE OF THE GROWTH
PORTFOLIO BUT DOES NOT INCLUDE ADMINISTRATION CHARGES,
CONTINGENT DEFERRED SALES CHARGES, OR MORTALITY AND EXPENSE
RISK PREMIUMS.

THE PERFORMANCE OF THE PORTFOLIO ASSUMES THE REINVESTMENT
OF ALL DIVIDENDS AND CAPITAL GAINS. THE STANDARD & POOR'S
500 INDEX IS AN UNMANAGED INDEX OF 500 STOCKS WEIGHTED BY
MARKET CAPITALIZATION WITH DIVIDENDS REINVESTED.  INVESTMENT
MANAGEMENT FEES HAVE BEEN APPLIED TO THE CALCULATION OF
PORTFOLIO PERFORMANCE, BUT NOT TO THE INDEX. IF PORTFOLIO INVESTMENT MANAGEMENT FEES HAD BEEN APPLIED TO THE INDEX, THE INDEX
VALUES WOULD HAVE BEEN LOWER.

INVESTMENT RETURNS ARE HISTORICAL AND NOT PREDICTIVE OF FUTURE
PERFORMANCE. PORTFOLIO SHARE PRICES AND INVESTMENT RETURNS
WILL FLUCTUATE.

                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Chancellor Media Corp.  ............................................ 8.5%
  (Broadcasting--Television, Radio & Cable)
Conseco, Inc.  ...................................................... 7.6
  (Insurance--Life-Health)
Nu Skin Enterprises (Class A) ....................................... 4.4
  (Distributors--Food & Health)
Emmis Broadcasting Corp. (Class A) .................................. 4.1
  (Broadcasting--Television, Radio & Cable)
United Stationers, Inc.  ............................................ 3.5
  (Office Equipment & Supplies)
Finova Group, Inc.  ................................................. 3.3
  (Financial--Diversified)
MICROS Systems, Inc.  ............................................... 3.0
  (Computer--Hardware)
Mail-Well, Inc.  .................................................... 3.0
  (Specialty Printing)
Creditrust Corp.  ................................................... 2.9
  (Consumer Finance)
Family Golf Centers ................................................. 2.7
  (Leisure Time--Products)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        MARKET CAPITALIZATION
    AS A PERCENTAGE OF NET ASSETS

Large-Cap (over $4 billion)                  17%
Mid-Cap ($1 billion-$4 billion)               9%
Small-Cap (under $1 billion)                 74%
Cash & Other                                  0%

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 GROWTH PORTFOLIO

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------
COMMON STOCKS - 99.8%

AIR FREIGHT - 0.1%
        74,000   *Dynamex, Inc.                                $      213

AUTO PARTS & EQUIPMENT - 0.6%
       608,500   *+Precision Auto Care, Inc.                        1,864

BANKS (MAJOR REGIONAL) - 0.3%
        40,495   Provident Bankshares Corp.                           942

BIOTECHNOLOGY - 0.2%
        45,000   *CryoLife, Inc.                                      551

BROADCASTING (TV, RADIO & CABLE) - 12.5%
       507,554   *Chancellor Media Corp.                           27,979
       271,400   *Emmis Communications Corp. (Class A)             13,400

CHEMICALS (SPECIALTY) - 0.4%
       132,600   *TETRA Technologies, Inc.                          1,218

COMMUNICATION EQUIPMENT - 0.8%
       132,000   *Research In Motion, Ltd.                          2,673

COMPUTERS (HARDWARE) - 3.5%
        48,300   *Equitrac Corp.                                      912
       293,400   *MICROS Systems, Inc.                              9,976
        72,000   *Optimal Robotics Corp.                              716

COMPUTERS (PERIPHERALS) - 0.7%
        82,000   *Quantum Corp.                                     1,978
         3,800   *WorldGate Communications, Inc.                      195

COMPUTERS (SOFTWARE & SERVICES) - 2.9%
        38,300   *Aspen Technology, Inc.                              450
        88,527   Autodesk, Inc.                                     2,617
        90,000   *Cadence Design Systems, Inc.                      1,148
       130,600   *Cambridge Technology
                 Partners, Inc.                                     2,294
        35,800   *Ciber, Inc.                                         685
         2,500   *internet.com Corp.                                   31
       340,000   *Phoenix International Ltd., Inc.                  2,168
        11,200   *topjobs.net, plc (ADR)                               63
         6,200   *TRO Learning, Inc.                                   38

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------

CONSUMER FINANCE - 4.4%
       349,250   Creditrust Corp.                            $      9,692
       171,000   Doral Financial Corp.                              2,950
       231,800   *Towne Services, Inc.                              1,825
        16,250   *Waterside Capital Corp.                             112

DISTRIBUTORS (FOOD & HEALTH) - 4.9%
       735,200   *Nu Skin Enterprises, Inc.
                 (Class A)                                         14,658
       379,060   Weider Nutrition International,
                 Inc.                                               1,564

ELECTRICAL EQUIPMENT - 0.5%
        96,700   *PCD, Inc.                                         1,064
       117,600   *Ultrak, Inc.                                        691

ENTERTAINMENT - 0.6%
        64,400   *Championship Auto Racing
                 Teams, Inc.                                        1,928

FINANCIAL (DIVERSIFIED) - 3.6%
       124,400   *BNC Mortgage, Inc.                                  778
       207,533   Finova Group, Inc.                                10,921
        96,900   *United Panam Financial Corp.                        315

HEALTH CARE (DIVERSIFIED) - 1.7%
        98,400   *Anesta Corp.                                      2,011
       429,000   *Emisphere Technologies, Inc.                      3,030
        33,000   *OrthAlliance, Inc. (Class A)                        243
        80,000   *Synaptic Pharmaceutical Corp.                       380

HEALTH CARE (DRUGS-GENERIC & OTHER) - 2.5%
       362,000   *Dura Pharmaceuticals, Inc.                        4,321
       466,000   *+Nastech Pharmaceutical Co., Inc.                 1,544
       171,300   *PathoGenesis Corp.                                2,430

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.2%
       103,917   *AmSurg Corp. (Class B)                              792

HEALTH CARE (LONG-TERM CARE) - 0.1%
         8,500   *Res-Care, Inc.                                      193

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                                GROWTH PORTFOLIO

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------
HEALTH CARE (MAJOR PHARMACEUTICALS) - 5.8%
        63,300   Alpharma, Inc.                               $     2,251
       216,800   Mylan Laboratories, Inc.                           5,745
        30,000   *PharmaPrint, Inc.                                   150
       874,500   *Serologicals Corp.                                7,105
        45,000   *SuperGen, Inc.                                      689
        51,881   Teva Pharmaceutical Industries,
                 Ltd. (ADR)                                         2,542
        55,100   *Zonagen, Inc.                                       510

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 6.2%
       140,400   *Datascope Corp.                                   4,510
        51,100   *Haemonetics Corp.                                 1,025
       231,000   *Lifeline Systems, Inc.                            4,447
       543,900   *+PolyMedica Industries, Inc.                      5,439
       597,900   *Quidel Corp.                                      1,906
        79,700   *Senetek, plc (ADR)                                  115
       150,000   *Ventana Medical Systems, Inc.                     2,869

HEALTH CARE (SPECIALIZED SERVICES) - 1.0%
       177,700   *American Healthcorp, Inc.                         1,477
       268,450   *Prime Medical Services, Inc.                      1,980

HOUSEHOLD FURNISHINGS & APPLIANCES - 0.3%
        81,100   *International Comfort Products Corp.                923

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.1%
       117,500   *U.S. Home & Garden, Inc.                            441

HOUSEWARES - 1.0%
       117,800   First Years, Inc.                                  1,767
       196,000   *Home Products International, Inc.                 1,666

INSURANCE (LIFE & HEALTH) - 7.6%
       823,637   Conseco, Inc.                                     25,069

LEISURE TIME (PRODUCTS) - 3.1%
       165,300   *American Coin Merchandising, Inc.                 1,075
     1,175,025   *Family Golf Centers, Inc.                         9,033

LODGING (HOTELS) - 2.4%
       172,200   *ResortQuest International, Inc.                   1,421
     1,022,800   *+Suburban Lodges of America, Inc.                 6,584

MACHINERY (DIVERSIFIED) - 0.4%
       168,450   Chart Industries, Inc.                             1,327
                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.6%
        90,900   *Nortek, Inc.                               $      2,846
       104,900   *Recovery Engineering, Inc.                        1,783
        43,000   *SurModics, Inc.                                     704

MANUFACTURING (SPECIALIZED) - 0.6%
       252,500   *Teardrop Golf Co.                                   663
        30,000   *Zomax Optical Media, Inc.                         1,320

OFFICE EQUIPMENT & SUPPLIES - 4.7%
       331,900   *+Open Plan Systems, Inc.                            747
       491,950   *+TRM Copy Centers Corp.                           3,228
       518,400   *United Stationers, Inc.                          11,405

PERSONAL CARE - 0.5%
       211,700   *French Fragrances, Inc.                           1,548

REAL ESTATE INVESTMENT TRUST - 0.1%
        26,850   Prison Realty Corp.                                  263

RESTAURANTS - 0.3%
        98,400   *Schlotzsky's, Inc.                                1,076

RETAIL (DEPARTMENT STORES) - 0.8%
        51,700   *Rainbow Rentals, Inc,                               595
        27,000   *Value City Department Stores, Inc.                  331
        66,700   *Whitehall Jewellers, Inc.                         1,780

RETAIL (FOOD CHAINS) - 1.2%
       266,800   *NPC International, Inc.                           4,102

RETAIL (GENERAL MERCHANDISE) - 0.1%
        43,200   *Central Garden & Pet Co.                            443

RETAIL (HOME SHOPPING) - 1.0%
       412,200   *+Damark International, Inc.                       3,452

RETAIL (SPECIALTY) - 1.8%
        40,700   *1-800 Contacts, Inc.                                763
       118,500   *Blue Rhino Corp.                                  1,089
       165,100   *Funco, Inc.                                       3,044
        80,500   *Travis Boats & Motors, Inc.                       1,167

RETAIL (SPECIALTY-APPAREL) - 2.4%
       435,200   *+Concepts Direct, Inc.                            4,026
       219,071   *Harold's Stores, Inc.                             1,424
       364,162   *Stage Stores, Inc.                                2,367

SERVICES (ADVERTISING/MARKETING) - 0.2%
       219,500   *APAC Teleservices, Inc.                             713

                       SEE NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 GROWTH PORTFOLIO

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------
SERVICES (COMMERCIAL & CONSUMER) - 10.1%
        64,600   *Bluegreen Corp.                              $      347
       185,000   *Compass International Services
                 Corp.                                              1,295
       278,500   *FirstService Corp.                                4,247
       454,900   *+IntelliQuest Information Group,
                 Inc.                                               3,412
       169,800   *Iron Mountain, Inc.                               4,861
        51,600   *Navigant International, Inc.                        406
       194,475   *NCO Group, Inc.                                   7,390
       152,100   *Protection One, Inc.                                818
       216,000   *Rent-A-Center, Inc.                               5,184
       145,800   *Rent-Way, Inc.                                    3,590
        66,700   *Right Management Consultants,
                 Inc.                                               1,034
        47,500   SunSource, Inc.                                      615

SERVICES (COMPUTER SYSTEMS) - 0.7%
       170,600   *Computer Horizons Corp.                           2,356

SERVICES (EMPLOYMENT) - 0.8%
        17,600   *Alternative Resources Corp.                         123
       377,800   *Hall, Kinion & Associates, Inc.                   2,645

SPECIALTY PRINTING - 3.0%
       602,500   *Mail-Well, Inc.                                   9,753
                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.6%
       245,900   *CellStar Corp.                              $     1,936

TELEPHONE - 0.8%
       133,700   *Innotrac Corp.                                    2,707
                                                              -----------
TOTAL COMMON STOCKS                                               329,214
                                                              -----------

CASH EQUIVALENTS - 0.1%

INVESTMENT COMPANIES
       210,624   SSgA Prime Money Market
                 Portfolio                                            211
                                                              -----------
TOTAL CASH EQUIVALENTS                                                211
                                                              -----------
TOTAL INVESTMENTS - 99.9%                                         329,425
Other Assets, less Liabilities                                        396
                                                              -----------
NET ASSETS                                                    $   329,821
                                                              -----------
                                                              -----------

* Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                               INVESTMENT REVIEW

REPORT FROM NORTHWEST PORTFOLIO MANAGER

   The SAFECO RST Northwest Portfolio outpaced its Growth Portfolio peers and the S&P 500 for the six months ended June 30, 1999; but still lags over the 12-month period.
   SAFECO RST Northwest Portfolio returned 18.99% for the last six months while the average Growth Insurance Portfolio returned 12.69% according to Lipper, Inc., and the S&P returned 12.38%. For the year the Portfolio was up 15.02%, while its peers returned 20.54% and the S&P gained 22.76%.
   Northwest stocks have flourished over the last nine months as the market anticipates renewed growth in Asian economies. In fact, the export companies that hurt us so badly last year have helped us year-to-date.
   However, it was a Seattle-based biotech that develops vaccines that made the biggest contribution to our portfolio over the period. Corixa is gaining investor visibility through partnerships and acquisitions.
                            [PHOTO OF BILL WHITLOW]

   Helping us continue to outperform is our heavy weighting in technology stocks. One aspect of my strategy regarding technology stocks is to buy companies that enable Internet use, such as Microsoft, Intel, F5 Networks and telecommunications providers.
   F5 Networks is a company that went public on June 4, 1999 with a software product that improves Internet efficiency. We sold our initial investment in F5 after it spiked 310%, but are retaining the rest at a 2.0% position. Visio Corp. and Hewlett Packard Co., other members of our core technology pack, were other big contributors during the latest quarter.
   I reduced my position in two of our telecommunications holdings after they'd done very well. Nextlink, a local exchange carrier, had gained 162% in first half of '99 and Western Wireless of Issaquah, which was up 128%.
   Microsoft--the largest company in terms of market value in the world, not just the Northwest-- took a breather during the period. Microsoft now comprises 62% of the value of our universe of publicly-traded Northwest companies.
   Conversely, Boeing is becoming less a part of the Northwest economy and it's on the downside of its commercial aircraft cycle. We don't own it.
   My overriding strategy is to buy and hold core growth stocks. Washington Mutual, Microsoft, Costco, Starbucks and Expeditors International are stocks I intend to keep in our portfolio, despite the vagaries of their short-term performance. I'll cut their position size and take profits when these stocks are trading richly; and I will add more shares when a fall from grace drops them into our buy range.
   I've over-weighted the Portfolio with technology and export-related businesses, which I believe are the true long-term drivers of the Northwest economy. I also try to take advantage of cyclical and sector opportunities as they appear. Schnitzer Steel and Northwest Airlines are examples of two special opportunities we're involved in because of their sensitivity to the unfolding Asian recovery.
   After the Asia crisis virtually scrapped Schnitzer Steel, I kept the stock as a value play. Schnitzer has roughly half the West Coast market for scrap steel with 30% of its business in Asia. Indeed, Schnitzer has come back nicely with Asia.
   Having concluded that Asia is improving, I initiated our position in Northwest Airlines, which derives about one-third of its business from Asia. Expeditors gives us Asian exposure as well. A high percentage of the freight it handles originates or terminates in the Pacific Rim.
   We expect growth in the Northwest economy, slowed by Boeing employment reductions, to parallel the national economy through 2000. After that we expect our regional economy, fueled by our Far East ties and our edge on technology, to break away.

Bill Whitlow
--------------------------------------------------------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a B.A. in chemistry from the U. of Colorado and an M.B.A. from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

JUNE 30, 1999
--------------------------------------------------------------------------------
                                                           INVESTMENT HIGHLIGHTS

                                                             AS OF JUNE 30, 1999
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED JUNE 30, 1999
1 YEAR                15.02%
5 YEAR                15.04%
SINCE INCEPTION*      11.39%

INVESTMENT VALUE

SAFECO RST NORTHWEST PORTFOLIO: $19,974
S&P 500 INDEX: $36,047
NW 50 INDEX: $35,914


                 RST NORTHWEST        S&P 500           NW 50
                   PORTFOLIO           INDEX            INDEX
01/31/93            $10,000           $10,000           $10,000
02/28/93            $ 9,385           $10,136           $ 9,687
03/31/93            $ 9,633           $10,350           $10,086
04/30/93            $ 9,325           $10,100           $ 9,859
05/31/93            $ 9,563           $10,369           $10,103
06/30/93            $ 9,474           $10,400           $ 9,885
07/31/93            $ 9,425           $10,358           $ 9,531
08/31/93            $ 9,623           $10,750           $ 9,921
09/30/93            $ 9,722           $10,667           $ 9,698
10/31/93            $ 9,841           $10,888           $10,046
11/30/93            $ 9,901           $10,785           $10,262
12/31/93            $ 9,945           $10,915           $10,400
01/31/94            $10,146           $11,286           $10,714
02/28/94            $10,496           $10,980           $10,873
03/31/94            $10,216           $10,503           $10,490
04/30/94            $10,165           $10,637           $10,458
05/31/94            $10,055           $10,811           $10,616
06/30/94            $ 9,915           $10,546           $10,293
07/31/94            $10,086           $10,892           $10,374
08/31/94            $10,526           $11,337           $10,972
09/30/94            $10,535           $11,060           $10,553
10/31/94            $10,646           $11,308           $10,490
11/30/94            $10,396           $10,897           $10,302
12/31/94            $10,309           $11,058           $10,359
01/31/95            $10,097           $11,344           $10,314
02/28/95            $10,258           $11,786           $10,661
03/31/95            $10,661           $12,133           $10,999
04/30/95            $10,681           $12,490           $11,330
05/31/95            $10,812           $12,997           $11,331
06/30/95            $11,355           $13,299           $12,019
07/31/95            $12,040           $13,739           $12,474
08/31/95            $12,292           $13,773           $12,712
09/30/95            $12,071           $14,354           $13,179
10/31/95            $11,778           $14,303           $12,874
11/30/95            $11,516           $14,929           $13,066
12/31/95            $11,073           $15,217           $13,226
01/31/96            $11,043           $15,735           $13,663
02/29/96            $11,349           $15,881           $13,978
03/31/96            $11,972           $16,033           $13,904
04/30/96            $12,268           $16,269           $14,739
05/31/96            $12,452           $16,688           $14,978
06/30/96            $12,196           $16,752           $14,915
07/31/96            $11,707           $16,012           $14,186
08/31/96            $12,023           $16,350           $14,888
09/30/96            $12,207           $17,270           $15,274
10/31/96            $11,900           $17,746           $15,167
11/30/96            $12,391           $19,086           $16,263
12/31/96            $12,452           $18,708           $16,650
01/31/97            $13,315           $19,875           $17,395
02/28/97            $13,294           $20,032           $17,720
03/31/97            $12,749           $19,211           $17,234
04/30/97            $13,130           $20,356           $18,005
05/31/97            $13,962           $21,594           $19,479
06/30/97            $14,753           $22,561           $20,401
07/31/97            $16,057           $24,356           $22,261
08/31/97            $15,636           $22,992           $21,542
09/30/97            $16,417           $24,252           $23,050
10/31/97            $15,647           $23,443           $21,529
11/30/97            $16,438           $24,527           $22,838
12/31/97            $16,315           $24,948           $22,324
01/31/98            $16,121           $25,223           $22,237
02/28/98            $17,763           $27,042           $24,507
03/31/98            $17,892           $28,425           $25,676
04/30/98            $18,364           $28,711           $25,579
05/31/98            $17,001           $28,218           $24,343
06/30/98            $17,366           $29,364           $25,865
07/31/98            $16,336           $29,052           $24,284
08/31/98            $13,083           $24,856           $20,411
09/30/98            $13,835           $26,449           $21,372
10/31/98            $14,715           $28,598           $23,755
11/30/98            $16,003           $30,331           $26,471
12/31/98            $16,786           $32,077           $29,655
01/31/99            $17,828           $33,418           $31,158
02/28/99            $17,140           $32,379           $30,719
03/31/99            $17,366           $33,674           $32,894
04/30/99            $17,753           $34,977           $34,226
05/31/99            $18,547           $34,152           $34,298
06/30/99            $19,974           $36,047           $35,914

*THE PORTFOLIO'S INCEPTION WAS JANUARY 7, 1993. PERFORMANCE
INFORMATION BEGINS ON JANUARY 31, 1993.

PERFORMANCE REPRESENTS THE PERFORMANCE OF THE NORTHWEST
PORTFOLIO, BUT DOES NOT INCLUDE DEDUCTIONS FOR ADMINISTRATION
CHARGES, CONTINGENT DEFERRED SALES CHARGES, OR MORTALITY AND
EXPENSE RISK PREMIUMS.

THE PERFORMANCE OF THE PORTFOLIO ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX OF 500 STOCKS WEIGHTED BY MARKET CAPITALIZATION
WITH DIVIDENDS REINVESTED. THE WM GROUP'S NORTHWEST 50
INDEX IS AN INDEX OF 50 NORTHWEST COMPANIES WEIGHTED BY THEIR REGIONAL IMPACT. INVESTMENT MANAGEMENT FEES HAVE BEEN APPLIED TO THE CALCULATION OF PORTFOLIO PERFORMANCE, BUT NOT TO THE INDEXES. IF PORTFOLIO INVESTMENT MANAGEMENT FEES HAD BEEN APPLIED TO THE INDEXES, THE INDEX VALUES WOULD HAVE BEEN LOWER. INVESTMENT RETURNS ARE

INVESTMENT RETURNS ARE HISTORICAL AND NOT PREDICTIVE OF FUTURE
PERFORMANCE. PORTFOLIO SHARE PRICES AND INVESTMENT RETURNS WILL
FLUCTUATE.

                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 6.7%
  (Computer--Software & Services)
Visio Corp.  ........................................................ 4.7
  (Computer--Software & Services)
Costco Companies, Inc.  ............................................. 3.8
  (Retail--General Merchandise)
Hewlett-Packard Co.  ................................................ 3.7
  (Computer--Hardware)
Intel Corp.  ........................................................ 3.6
  (Electronics--Semiconductors)
Starbucks Corp.  .................................................... 3.5
  (Restaurants)
TJ International, Inc.  ............................................. 3.4
  (Building Materials)
Albertson's, Inc.  .................................................. 3.4
  (Retail--Food Chains)
Schnitzer Steel Industries .......................................... 3.3
  (Iron & Steel)
Corixa Corp.  ....................................................... 3.3
  (Biotechnology)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        MARKET CAPITALIZATION
    AS A PERCENTAGE OF NET ASSETS

Large-Cap (over $4 billion)                  36%
Mid-Cap ($1 billion-$4 billion)              18%
Small-Cap (under $1 billion)                 44%
Cash & Other                                  2%

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                             NORTHWEST PORTFOLIO

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------
COMMON STOCKS - 98.0%
AIR FREIGHT - 2.9%
        32,000   Expeditors International of Washington,
                 Inc.                                          $      872

AIRLINES - 1.6%
        15,000   *Northwest Airlines Corp.                            488

BANKS (MAJOR REGIONAL) - 4.4%
        24,892   U.S. Bancorp                                         846
        26,960   West Coast Bancorp, Inc.                             472

BANKS (REGIONAL) - 2.0%
        30,300   Heritage Financial Corp.                             259
        31,000   Washington Banking Co.                               326

BIOTECHNOLOGY - 3.3%
        55,000   *Corixa Corp.                                        980

BUILDING MATERIALS - 3.4%
        32,500   TJ International, Inc.                             1,008

CHEMICALS (DIVERSIFIED) - 3.0%
        55,000   Penford Corp.                                        894

COMPUTERS (HARDWARE) - 4.2%
         7,600   *Apex, Inc.                                          156
        11,000   Hewlett-Packard Co.                                1,106

COMPUTERS (SOFTWARE & SERVICES) - 14.9%
        14,500   *F5 Networks, Inc.                                   595
        22,200   *Microsoft Corp.                                   2,002
        21,000   *ONYX Software Corp.                                 454
        37,000   *Visio Corp.                                       1,408

ELECTRONICS (SEMICONDUCTORS) - 3.6%
        18,000   Intel Corp.                                        1,071

ENGINEERING & CONSTRUCTION - 2.0%
        57,000   *Morrison Knudsen Corp.                              588

HEALTH CARE (DIVERSIFIED) - 1.7%
         9,000   American Home Products Corp.                         518

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.5%
        30,500   *PathoGenesis Corp.                                  433

HEALTH CARE (LONG-TERM CARE) - 3.1%
       104,000   *Assisted Living Concepts, Inc.
                 (illiquid)                                    $      299
        62,000   *Emeritus Corp.                                      612

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------

HEALTH CARE (MAJOR PHARMACEUTICALS) - 4.6%
        34,000   Mylan Laboratories, Inc.                             901
        60,000   *Penwest Pharmaceuticals Co.                         480

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 4.3%
        91,500   *Protocol Systems, Inc.                              795
        28,000   *SonoSite, Inc.                                      476

INSURANCE (LIFE & HEALTH) - 3.0%
        30,000   *StanCorp Financial Group, Inc.                      900

IRON & STEEL - 3.3%
        44,000   Schnitzer Steel Industries, Inc.                     987

LEISURE TIME (PRODUCTS) - 2.9%
        58,000   *Ambassadors International, Inc.                     863

LODGING (HOTELS) - 1.9%
        65,800   *Cavanaughs Hospitality Corp.                        555

RESTAURANTS - 3.5%
        27,500   *Starbucks Corp.                                   1,033

RETAIL (FOOD CHAINS) - 6.6%
        19,500   Albertson's, Inc.                                  1,006
        34,000   Kroger Co.                                           950

RETAIL (GENERAL MERCHANDISE) - 3.8%
        14,000   *Costco Companies, Inc.                            1,121

SAVINGS & LOANS - 4.1%
        25,000   Riverview Bancorp, Inc.                              281
        27,000   Washington Mutual, Inc.                              955

SERVICES (DATA PROCESSING) - 2.8%
       100,000   *ARIS Corp.                                          831

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 2.9%
        17,000   *VoiceStream Wireless Corp.                          483
        14,500   *Western Wireless Corp. (Class A)                    392

TELEPHONE - 2.9%
        11,500   *NEXTLINK Communications,
                 Inc. (Class A)                                       855
                                                              -----------
TOTAL COMMON STOCKS                                                29,249
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 NORTHWEST PORTFOLIO

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------
CASH EQUIVALENTS - 1.2%
INVESTMENT COMPANIES
       349,191   SSgA Prime Money Market
                 Portfolio                                     $      349
                                                              -----------
TOTAL CASH EQUIVALENTS                                                349
                                                              -----------
TOTAL INVESTMENTS - 99.2%                                          29,598
Other Assets, less Liabilities                                        237
                                                              -----------
NET ASSETS                                                    $    29,835
                                                              -----------
                                                              -----------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                               INVESTMENT REVIEW

REPORT FROM SMALL COMPANY PORTFOLIO MANAGER

   The SAFECO RST Small Company Portfolio's performance has been disappointing. For the six and 12 months ended June 30, 1999, the Portfolio returned -6.38% and -36.28%, respectively. For the same periods the average Small Company Insurance Portfolio returned 9.88% and 4.66% according to Lipper, Inc. The Russell 2000 returned 9.29% and 1.50%, respectively.
   While a few of our stocks were punished for earnings disappointments, a number of the Portfolio's holdings simply went unnoticed and continue to bear very low valuations.
   Over the past five quarters--as small cap value stocks grossly underperformed the broad market--my strategy of purchasing stocks of sound businesses with low valuations and improving prospects and earnings has failed to provide a meaningful return. However, small cap stocks began to be recognized during the second quarter. Unfortunately, our portfolio, with its $330 million weighted average market capitalization, has yet to be affirmed.
                             [PHOTO OF GREG EISEN]

   Still, I believe that other investors will ultimately recognize the value that I perceive in our Portfolio and that recognition will result in a higher share price.
   One significant disappointment this period was in our largest holding, Equitrac. Equitrac was slated to be bought out at $25 per share. With financing in place and due diligence done, the buy-out investment firm renegotiated the price to $21. That knocked 16% off the price of the buyout, turning the anticipated gain into a loss.
   I constantly reevaluate the Portfolio's holdings, asking if the reason I purchased the stock in the first place still stands. While I eliminated positions that failed on that account, such as Stage Stores and Platinum Software, I'm holding those, such as Litchfield Financial Corp, which still make sense.
   Litchfield makes land and timeshare loans, which banks normally do not. The high yields on these loans provide good return. In fact Litchfield has a long record of 20% or better earnings growth, yet their stock is trading at 10 times earnings. I have to believe patience here will ultimately be rewarded.
   I'm also waiting on International Aircraft Investors, a microcap that leases narrow body aircraft to passenger airlines. If they do nothing, their current leases assure they'll earn $0.90 per share on what is now a $7 stock. Yet, they've embarked on an expansion plan that could grow earnings 30%. I believe this is a stock waiting to be "discovered".
   I have been buying new names with "larger" capitalizations (greater than $500 Million) in order to raise the Portfolio's average capitalization. We bought Central Parking and Rent-a-Center on price dips. Central Parking is the largest operator of parking facilities in the country and has very good cash flow characteristics.
   Rent-a-Center is our second holding in the rent-to-own industry, the other being Rent Way. Both companies are consolidators and can grow earnings by bringing their acquired stores' level of profitability up to their existing stores. These two stocks may stay under pressure until they show the earnings improvements expected.
   In the first quarter, I bought OfficeMax and Imax. Imax has an exclusive engagement with Disney to screen Fantasia 2000.
   Though our weighted average market capitalization grew to $330 million, the Portfolio is still tilted towards a value style. At period end the Portfolio's price/earnings ratio on year 1999 earnings estimates was 13 times. The Portfolio's PEG ratio, which compares price/earnings to the company's forward growth rate, was .50 times. It's an additional indication that the portfoilo is inexpensively valued.
   Going forward I'll be searching for more liquid stocks, with larger market capitalizations, while adhering to my discipline of buying solid small company stocks at attractive valuations.

Greg Eisen
--------------------------------------------------------------------------------

Greg Eisen joined SAFECO in 1986. He holds a B.A. from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

JUNE 30, 1999
--------------------------------------------------------------------------------
INVESTMENT HIGHLIGHTS

AS OF JUNE 30, 1999
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED JUNE 30, 1999
1 YEAR            (36.28)%
SINCE INCEPTION*  (1.76)%

INVESTMENT VALUE

SAFECO RST SMALL PORTFOLIO: $9,622
RUSSELL 2000: $13,733

                       SAFECO
                      RST SMALL
                      PORTFOLIO           RUSSELL 2000
04/30/97               $10,000               $10,000
05/31/97               $10,680               $11,113
06/30/97               $11,230               $11,590
07/31/97               $12,010               $12,131
08/31/97               $12,240               $12,404
09/30/97               $13,450               $13,310
10/31/97               $12,920               $12,718
11/30/97               $12,840               $12,631
12/31/97               $12,840               $12,858
01/31/98               $12,757               $12,662
02/28/98               $14,006               $13,612
03/31/98               $15,495               $14,184
04/30/98               $16,162               $14,262
05/31/98               $15,443               $13,497
06/30/98               $15,100               $13,535
07/31/98               $13,507               $12,430
08/31/98               $ 9,549               $10,020
09/30/98               $ 9,998               $10,796
10/31/98               $ 9,726               $11,238
11/30/98               $ 9,892               $11,832
12/31/98               $10,278               $12,571
01/31/99               $10,611               $12,734
02/28/99               $ 9,956               $11,702
03/31/99               $ 9,414               $11,885
04/30/99               $ 9,331               $12,950
05/31/99               $ 9,403               $13,139
06/30/99               $ 9,622               $13,733

*THE PORTFOLIO'S INCEPTION WAS MAY 1, 1997. PERFORMANCE
 INFORMATION BEGINS ON MAY 1, 1997.

PERFORMANCE REPRESENTS THE PERFORMANCE OF THE SMALL COMPANY
PORTFOLIO, BUT DOES NOT INCLUDE DEDUCTIONS FOR ADMINISTRATION
CHARGES, CONTINGENT DEFERRED SALES CHARGES, OR MORTALITY AND
EXPENSE RISK PREMIUMS.

THE PERFORMANCE OF THE PORTFOLIO ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE SMALL CAP MARKET. INVESTMENT MANAGEMENT FEES HAVE HAVE BEEN APPLIED TO THE CALCULATION OF PORTFOLIO PERFORMANCE, BUT NOT TO THE INDEX.
IF PORTFOLIO INVESTMENT MANAGEMENT FEES HAD BEEN APPLIED TO THE INDEX, THE INDEX VALUE WOULD HAVE BEEN LOWER.

INVESTMENT RETURNS ARE HISTORICAL AND NOT PREDICTIVE OF FUTURE
PERFORMANCE. PORTFOLIO SHARE PRICES AND INVESTMENT RETURNS WILL
FLUCTUATE.

                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Equitrac Corp.  .................................................... 7.7%
  (Computers--Hardware)
Litchfield Financial ................................................ 5.8
  (Financial--Diversified)
Ingles Markets, Inc.  ............................................... 4.8
  (Retail--Food Chains)
International Aircraft Investors, Inc.  ............................. 4.8
  (Aerospace/Defense)
Rollins Truck Leasing Corp.  ........................................ 4.2
  (Trucking)
Timberline Software Corp.  .......................................... 3.9
  (Computers--Software & Services)
Imax Corp.  ......................................................... 3.8
  (Manufacturing Specialized)
Craig Corp.  ........................................................ 3.5
  (Entertainment)
MICROS Systems, Inc.  ............................................... 3.4
  (Computers--Hardware)
Vallen Corp.  ....................................................... 3.3
  (Health Care--Medical Products & Supplies)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        MARKET CAPITALIZATION
    AS A PERCENTAGE OF NET ASSETS

Large-Cap (over $4 billion)                   0%
Mid-Cap ($1 billion-$4 billion)               6%
Small-Cap:
Large (over $750 million)                     0%
Medium ($250-$750 million)                   26%
Small (under $250 million)                   56%
Cash & Other                                 12%

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                         SMALL COMPANY PORTFOLIO

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------
COMMON STOCKS - 87.3%

AEROSPACE/DEFENSE - 4.8%
        75,950   *International Aircraft Investors, Inc.         $    536

BANKS (REGIONAL) - 2.5%
        18,149   *Hanmi Bank (Los Angeles, CA)                        286

BROADCASTING (TV, RADIO & CABLE) - 2.0%
         4,600   *Emmis Communications Corp.
                 (Class A)                                            227

COMPUTERS (HARDWARE) - 12.8%
         3,300   *Apex, Inc.                                           68
        45,700   *Equitrac Corp.                                      863
        11,400   *MICROS Systems, Inc.                                388
        12,500   *Optimal Robotics Corp.                              124

COMPUTERS (SOFTWARE & SERVICES) - 7.2%
        10,300   *3Dfx Interactive, Inc.                              161
         8,000   *ITT Educational Services, Inc.                      209
        27,900   Timberline Software Corp.                            439

ELECTRONICS (DEFENSE) - 0.8%
        11,150   *Comptek Research, Inc.                               90

FINANCIAL (DIVERSIFIED) - 11.1%
        17,300   *Hawthorne Financial Corp.                           281
        38,300   Litchfield Financial Corp.                           649
        26,800   *Ragen MacKenzie Group, Inc.                         318

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 4.8%
        86,800   *InnerDyne, Inc.                                     174
        23,100   *Vallen Corp.                                        370

INSURANCE (PROPERTY-CASUALTY) - 2.6%
        34,400   *American Safety Insurance Group,
                 Ltd.                                                 290

LODGING (HOTELS) - 0.7%
         9,000   *ResortQuest International, Inc.                      74

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 3.3%
        37,000   *Lancer Corp.                                 $      310
        11,200   *Motorcar Parts & Accessories,
                 Inc.                                                  60

MANUFACTURING (SPECIALIZED) - 3.8%
        18,800   *Imax Corp.                                          423

PERSONAL CARE - 2.8%
        15,200   *French Fragrances, Inc.                             111
        16,000   *Styling Technology Corp.                            208

RESTAURANTS - 1.6%
        17,200   *Taco Cabana, Inc. (Class A)                         175

RETAIL (DEPARTMENT STORES) - 1.4%
        18,000   *Musicland Stores Corp.                              160

RETAIL (DISCOUNTERS) - 2.9%
        27,000   *OfficeMax, Inc.                                     324

RETAIL (FOOD CHAINS) - 4.8%
        35,500   Ingles Markets, Inc.                                 541

SERVICES (ADVERTISING/MARKETING) - 2.4%
        26,900   *HA-LO Industries, Inc.                              266

SERVICES (COMMERCIAL & CONSUMER) - 8.9%
        10,700   Central Parking Corp.                                366
        14,222   *Monro Muffler Brake, Inc.                           114
        10,500   *Rent-A-Center, Inc.                                 252
        10,800   *Rent-Way, Inc.                                      266

TEXTILES (HOME FURNISHINGS) - 2.2%
        83,000   *Krause's Furniture, Inc.                            244

TRUCKING - 4.2%
        42,600   Rollins Truck Leasing Corp.                          474
                                                              -----------
TOTAL COMMON STOCKS                                                 9,840
                                                              -----------

PREFERRED STOCKS - 3.5%

ENTERTAINMENT - 3.5%
        55,200   *Craig Corp. (Class A)                               390
                                                              -----------
TOTAL PREFERRED STOCKS                                                390
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 SMALL COMPANY PORTFOLIO

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------
CASH EQUIVALENTS - 6.1%

INVESTMENT COMPANIES
       557,196   SSgA Prime Money Market
                 Portfolio                                     $      557
       131,636   SSgA U.S. Treasury Money
                 Market Portfolio                                     132
                                                              -----------
TOTAL CASH EQUIVALENTS                                                689
                                                              -----------
TOTAL INVESTMENTS - 96.8%                                          10,919
Other Assets, less Liabilities                                        356
                                                              -----------
NET ASSETS                                                    $    11,275
                                                              -----------
                                                              -----------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                               INVESTMENT REVIEW

REPORT FROM BOND PORTFOLIO MANAGER

   The SAFECO RST Bond Portfolio lagged the Lehman Brothers Government/Corporate Index for the year-to-date and one-year with returns of -3.77% vs.-2.28 and 0.43% vs 2.70%. The Portfolio also trailed its Lipper, Inc. Insurance Portfolio peer group, which returned -0.50% and 0.69% for the six and 12-month periods.
   Paradoxically, the largest single factor contributing to this year's under-performance is the Portfolio's conservative structure. Traditionally, the Portfolio has maintained about half of its assets in intermediate-term bonds with maturities between 5 to 10 years, invested primarily in U.S. Governments and high-quality corporates. In this maturity range, the fixed-income investor usually receives a generous yield premium and limited interest rate risk.
   However, securities on this part of the yield curve have been punished so far this year by fears of prolonged Federal Reserve interest rate hikes, massive new issue supply and mortgage-backed securities hedging activity. As a result of the high-quality intermediate-term securities underperformed the broader market averages and so did our portfolio.
                           [PHOTO OF MICHAEL HUGHES]

   Surprisingly robust economic growth during the second quarter fueled fears that the Federal Reserve would embark on an extended series of interest rate increases. As expected, the Fed did raise the fed funds rate by a quarter of a point on June 30, 1999 citing concerns about inflation. Interest rates increased by roughly 0.5%, with yields in the 5 to 10-year range increasing the most.
   I continued to take steps to improve overall portfolio yield, quality, and liquidity. For example, I sold bonds issued by The Tandy Corporation (Radio Shack) and purchased paper issued by Sears. The Tandy bonds were part of a $150 million issue that rarely trades, while the Sears bonds were part of a $750 million issue that is very actively traded.
   I believe the Portfolio is structured to perform very well on a relative basis should economic or market conditions deteriorate. The Portfolio holds 66% of its assets is in U.S. Government securities.
   Going forward, the markets will agonize over each new piece of economic news. It is unlikely we are going to see any concrete signs of economic moderation in the near-term (six to eight weeks), and the market will continue to trade under a cloud of potential Fed increases. In the fall, I think the Fed will be less likely to raise rates for three reasons. One, the increases we've seen year to date will have begun to slow the economy. Two, August through October are historically bad months for the stock market and the Fed would be unlikely to raise rates in the face of potential financial market dislocations. And, three, with Y2K concerns casting a potentially dark shadow over the market, the Fed will not want to do anything to make the situation worse.

Michael Hughes
--------------------------------------------------------------------------------

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an M.B.A. from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

JUNE 30, 1999
--------------------------------------------------------------------------------
INVESTMENT HIGHLIGHTS

AS OF JUNE 30, 1999
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED JUNE 30, 1999

1 YEAR     0.43%
5 YEAR     6.33%
10 YEAR    6.81%

INVESTMENT VALUE

SAFECO RST BOND PORTFOLIO: $19,516
LEHMAN G/C: $21,842

                   SAFECO RST BOND      LEHMAN G/C
                      PORTFOLIO           INDEX
06/30/89               $10,000          $10,000
07/31/89               $10,209          $10,208
08/31/89               $10,095          $10,050
09/30/89               $10,124          $10,094
10/31/89               $10,304          $10,349
11/30/89               $10,381          $10,443
12/31/89               $10,409          $10,458
01/31/90               $10,338          $10,315
02/28/90               $10,379          $10,338
03/31/90               $10,409          $10,339
04/30/90               $10,359          $10,244
05/31/90               $10,573          $10,541
06/30/90               $10,696          $10,711
07/31/90               $10,829          $10,844
08/31/90               $10,788          $10,687
09/30/90               $10,808          $10,776
10/31/90               $10,901          $10,919
11/30/90               $11,034          $11,157
12/31/90               $11,093          $11,325
01/31/91               $11,171          $11,452
02/28/91               $11,270          $11,551
03/31/91               $11,347          $11,630
04/30/91               $11,478          $11,764
05/31/91               $11,566          $11,820
06/30/91               $11,534          $11,807
07/31/91               $11,676          $11,955
08/31/91               $11,896          $12,230
09/30/91               $12,072          $12,486
10/31/91               $12,215          $12,597
11/30/91               $12,325          $12,723
12/31/91               $12,645          $13,152
01/31/92               $12,563          $12,957
02/29/92               $12,563          $13,026
03/31/92               $12,481          $12,954
04/30/92               $12,574          $13,032
05/31/92               $12,785          $13,285
06/30/92               $12,973          $13,480
07/31/92               $13,277          $13,825
08/31/92               $13,371          $13,948
09/30/92               $13,640          $14,138
10/31/92               $13,371          $13,921
11/30/92               $13,288          $13,909
12/31/92               $13,507          $14,148
01/31/93               $13,807          $14,457
02/28/93               $14,107          $14,757
03/31/93               $14,182          $14,807
04/30/93               $14,294          $14,921
05/31/93               $14,270          $14,914
06/30/93               $14,531          $15,253
07/31/93               $14,594          $15,350
08/31/93               $14,931          $15,703
09/30/93               $15,018          $15,758
10/31/93               $15,093          $15,823
11/30/93               $14,856          $15,644
12/31/93               $14,932          $15,713
01/31/94               $15,147          $15,949
02/28/94               $14,771          $15,601
03/31/94               $14,462          $15,219
04/30/94               $14,368          $15,092
05/31/94               $14,368          $15,065
06/30/94               $14,355          $15,030
07/31/94               $14,529          $15,331
08/31/94               $14,583          $15,337
09/30/94               $14,449          $15,106
10/31/94               $14,449          $15,089
11/30/94               $14,435          $15,062
12/31/94               $14,494          $15,161
01/31/95               $14,694          $15,452
02/28/95               $14,935          $15,811
03/31/95               $15,020          $15,917
04/30/95               $15,219          $16,138
05/31/95               $15,787          $16,814
06/30/95               $15,915          $16,949
07/31/95               $15,801          $16,883
08/31/95               $16,015          $17,099
09/30/95               $16,185          $17,273
10/31/95               $16,456          $17,527
11/30/95               $16,782          $17,816
12/31/95               $17,085          $18,078
01/31/96               $17,130          $18,190
02/29/96               $16,722          $17,804
03/31/96               $16,556          $17,655
04/30/96               $16,541          $17,533
05/31/96               $16,571          $17,503
06/30/96               $16,692          $17,738
07/31/96               $16,737          $17,779
08/31/96               $16,767          $17,736
09/30/96               $16,934          $18,052
10/31/96               $17,130          $18,472
11/30/96               $17,342          $18,812
12/31/96               $17,177          $18,603
01/31/97               $17,225          $18,626
02/28/97               $17,177          $18,665
03/31/97               $16,970          $18,443
04/30/97               $17,177          $18,712
05/31/97               $17,305          $18,886
06/30/97               $17,513          $19,113
07/31/97               $18,008          $19,697
08/31/97               $17,800          $19,477
09/30/97               $18,087          $19,783
10/31/97               $18,376          $20,099
11/30/97               $18,392          $20,206
12/31/97               $18,621          $20,418
01/31/98               $18,942          $20,706
02/28/98               $18,874          $20,664
03/31/98               $18,925          $20,728
04/30/98               $18,992          $20,832
05/31/98               $19,228          $21,055
06/30/98               $19,432          $21,270
07/31/98               $19,415          $21,287
08/31/98               $19,870          $21,702
09/30/98               $20,392          $22,322
10/31/98               $20,173          $22,164
11/31/98               $20,207          $22,297
12/31/98               $20,279          $22,350
01/31/99               $20,387          $22,509
02/28/99               $19,835          $21,973
03/31/99               $19,907          $22,083
04/30/99               $19,942          $22,138
05/31/99               $19,657          $21,910
06/30/99               $19,516          $21,842

PERFORMANCE REPRESENTS THE PERFORMANCE OF THE BOND
PORTFOLIO, BUT DOES NOT INCLUDE DEDUCTIONS FOR ADMINISTRATION
CHARGES, CONTINGENT DEFERRED SALES CHARGES, OR MORTALITY
AND EXPENSE RISK PREMIUMS.

THE PERFORMANCE OF THE PORTFOLIO ASSUMES THE REINVESTMENT
OF ALL DIVIDENDS AND CAPITAL GAINS. THE LEHMAN GOV'T/CORP. INDEX IS A REPRESENTATIVE TOTAL RETURN BENCHMARK FOR THE PORTFOLIO. INVESTMENT MANAGEMENT FEES HAVE BEEN APPLIED
TO THE CALCULATION OF PORTFOLIO PERFORMANCE, BUT NOT TO THE INDEX. IF PORTFOLIO INVESTMENT MANAGEMENT FEES HAD BEEN APPLIED TO THE INDEX, THE INDEX VALUES WOULD HAVE BEEN LOWER.

INVESTMENT RETURNS ARE HISTORICAL AND NOT PREDICTIVE OF FUTURE
PERFORMANCE. PORTFOLIO SHARE PRICES AND INVESTMENT RETURNS
WILL FLUCTUATE.

                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
U.S. Treasury Note, 7.50%, due 11/15/16 ........................... 14.3%
U.S. Treasury Note, 6.50%, due 10/15/06 ............................. 8.3
U.S. Treasury Note, 5.375%, due 6/30/00 ............................. 7.9
FNMA Note, 6.375%, due 6/15/09 ...................................... 4.9
U.S. Treasury Note, 6.50%, due 8/15/05 .............................. 3.2
Nordstrom, Inc. 5.625%, due 1/15/09 ................................. 3.1
GNMA #467760, 7.00%, due 4/15/28 .................................... 3.1
Ford Motor Credit Co. 5.80%, due 1/12/09 ............................ 2.9
FNMA #313386, 7.00%, due 3/01/12 .................................... 2.9
FNMA #323602, 8.00%, due 2/15/29 .................................... 2.8

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        MARKET CAPITALIZATION
    AS A PERCENTAGE OF NET ASSETS

AAA/U.S. Gov't/Agency                        65%
AA                                            6%
A                                            21%
NR                                            3%
Cash and Other Assets                         5%

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                                  BOND PORTFOLIO

  PRINCIPAL
    AMOUNT                                                          VALUE
   (000'S)                                                        (000'S)
-------------------------------------------------------------------------
ASSET BACKED SECURITIES - 8.3%
CONSUMER FINANCE - 2.9%
          $900   MBNA Master Credit Card Trust
                 5.90%, due 8/15/11                            $      850

ELECTRIC COMPANIES - 1.6%
           485   ComEd Transitional Funding
                 Trust 5.63%, due 6/25/09                             459

FINANCIAL (DIVERSIFIED) - 4.0%
            46   Chevy Chase Auto Receivables
                 Trust (Class A) 6.60%, due
                 12/15/02                                              46
           888   Citicorp Mortgage Securities,
                 Inc. 6.50%, due 6/25/29                              852
           325   Heller Financial Commercial
                 Mortgage Asset Corp. 6.847%, due 5/15/31             323
                                                              -----------
TOTAL ASSET BACKED SECURITIES                                       2,530
                                                              -----------
CORPORATE BONDS - 27.3%
AIR FREIGHT - 2.6%
           784   Federal Express Corp. 6.845%,
                 due 1/15/19                                          766

BANKS (MAJOR REGIONAL) - 1.5%
           460   Bank of America Corp. 6.625%,
                 due 6/15/04                                          459

CANADIAN PROVINCES - 0.8%
           250   Manitoba (Province) 7.75%, due
                 2/01/02                                              258

ENGINEERING & CONSTRUCTION - 1.0%
           280   Halliburton Co. 6.75%, due
                 2/01/27                                              278

  PRINCIPAL
    AMOUNT                                                          VALUE
   (000'S)                                                        (000'S)
-------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 14.5%
         $ 800   Aristar, Inc 7.25%, due 6/15/06               $      803
           725   CIT Group, Inc. 5.57%, due
                 12/08/03                                             692
           980   Ford Motor Credit Co. 5.80%,
                 due 1/12/09                                          896
           300   General Motors Acceptance Corp.
                 5.95%, due 3/14/03                                   293
           755   Hertz Corp. 7.00%, due 7/01/04                       761
           335   Merrill Lynch & Co., Inc. 6.00%,
                 due 2/17/09                                          309
           535   Sears Roebuck Acceptance Corp.
                 6.25%, due 5/01/09                                   503

NATURAL GAS - 2.9%
           905   National Fuel Gas Co. 6.00%, due 3/01/09             842

RETAIL (DEPARTMENT STORES) - 3.4%
         1,045   Nordstrom, Inc. 5.625%, due
                 1/15/09                                              952

RETAIL (GENERAL MERCHANDISE) - 0.9%
           250   Dayton Hudson Corp. 9.40%,
                 due 2/15/01                                          261

TELEPHONE - 0.8%
           115   AT&T Corp. 5.625%, due 3/15/04                       111
           145   AT&T Corp. 6.50%, due 3/15/29                        130
                                                              -----------
TOTAL CORPORATE BONDS                                               8,314
                                                              -----------
MORTGAGE BACKED SECURITIES - 12.6%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) - 9.7%
           242   6.00%, due 1/01/29                                   228
           888   7.00%, due 3/01/12                                   892
           833   8.00%, due 2/15/29                                   856
           318   8.00%, due 4/01/08                                   330
           553   9.50%, due 2/01/21                                   593

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) - 3.2%
           950   7.00%, due 4/15/28                                   939
                                                              -----------
TOTAL MORTGAGE BACKED SECURITIES
                                                                    3,838
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 BOND PORTFOLIO

  PRINCIPAL
    AMOUNT                                                          VALUE
   (000'S)                                                        (000'S)
-------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 47.2%

U.S. FEDERAL AGENCY NOTES - 8.2%
         $ 525   5.125%, due 2/13/04                           $      503
         1,505   6.375%, due 6/15/09                                1,489
           500   6.875%, due 11/22/06                                 499

U.S. TREASURY NOTES - 40.4%
           795   4.25%, due 11/15/03                                  750
         2,390   5.375%, due 6/30/00                                2,391
            55   5.875%, due 6/30/00                                   55
           445   6.375%, due 8/15/02                                  453
         2,435   6.50%, due 10/15/06                                2,513
           950   6.50%, due 8/15/05                                   979
            50   6.875%, due 3/31/00                                   51
           310   7.25%, due 8/15/04                                   329
         3,865   7.50%, due 11/15/16                                4,345
                                                              -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                   14,358
                                                              -----------
  PRINCIPAL
    AMOUNT                                                          VALUE
   (000'S)                                                        (000'S)
-------------------------------------------------------------------------

CASH EQUIVALENTS - 3.5%

INVESTMENT COMPANIES
        $1,074   SSgA Prime Money Market Portfolio            $     1,074
                                                              -----------
TOTAL CASH EQUIVALENTS                                              1,074
                                                              -----------
TOTAL INVESTMENTS - 98.9%                                          30,114
                                                                      329
                                                              -----------
                                                              $    30,443
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                               INVESTMENT REVIEW

REPORT FROM MONEY MARKET PORTFOLIO MANAGER

   The SAFECO RST Money Market Portfolio returns slightly lagged the average Money Market Insurance Portfolio for the six and 12 months ended June 30, 1999 according to Lipper, Inc. The Portfolio returned 2.17% and 4.72% respectively. The Lipper averages for the same periods were 2.21% and 4.77%. The 12-month return on the Portfolio was significantly higher than the 2.00% year-over-year increase in the Consumer Price Index.
   The average maturity of the Portfolio is 68 days, longer than the 61-day average maturity of the other funds in my peer group according to IBC Financial Data, Inc. This longer average maturity could hurt the Portfolio's performance should short-term rates move further upward. I had adopted a longer maturity and added one-year securities early in the second quarter before the interest-rate outlook changed to increasing rates. The one-year pieces were issued by Goldman Sachs, Heller Financial, and Homeside Lending.
   I added new names after shareholders approved the increase in 144A paper allowed in the Portfolio. This paper is about 5-10 basis points (5 to 10/100's of 1%) cheaper than similarly rated public issues. New names include CC USA Inc., Dorada Finance and Moat Funding. These are all asset-backed commercial paper programs that commercial banks use to fund their loans. Creating and selling commercial paper, the bank earns the spread between their loans and the commercial paper rates. The banks work with the rating agencies to set up diversification standards that result in top-tier short-term ratings. I hope to approve additional 144A issuers.
                             [PHOTO OF NAOMI URATA]

   Regarding the Portfolio's diversification, assets were diversified among different industries so that no more than 25% of assets were invested in any one sector. All the securities purchased had at least two ratings in the top category, giving the Portfolio a Tier One status. The average maturity of the Portfolio was no longer than 90 days at any point in time during the quarter and the maturity of individual investments was no longer than 397 days.
   Regarding the short-term fixed income market, rates held steady in the second quarter until the middle of May. At that time, short-term rates rose sharply from 4.90% to 5.20% in anticipation of the Federal Reserve's 0.25% increase in the Fed Funds rate on June 30, 1999. The Fed announced a return to a neutral bias after the meeting. Some economists believe that another rate hike could occur in 1999 or 2000 due to the recovery of the global economy. On the other hand, others believe that the Fed will not raise rates in order to ensure liquidity for the banking system as we approach Y2K. In the meantime, I will attempt to shorten my average maturity and look for more 144A issuers with greater yields than traditional names.

Naomi Urata
--------------------------------------------------------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the Money Market Portfolio in August of 1994. She holds a Master in Management from Yale University and is a Chartered Financial Analyst.

JUNE 30, 1999
--------------------------------------------------------------------------------
INVESTMENT HIGHLIGHTS

AS OF JUNE 30, 1999
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED JUNE 30, 1999
 1 YEAR   4.72%
 5 YEAR   4.98%
10 YEAR   5.08%

INVESTMENT VALUE

SAFECO RST MONEY MARKET PORTFOLIO: $16,413

                    SAFECO
                RST MONEY MARKET
                   PORTFOLIO
06/30/89            $10,000
07/31/89            $10,084
08/31/89            $10,159
09/30/89            $10,231
10/31/89            $10,371
11/30/89            $10,440
12/31/89            $10,506
01/31/90            $10,580
02/28/90            $10,643
03/31/90            $10,710
04/30/90            $10,779
05/31/90            $10,850
06/30/90            $10,917
07/31/90            $10,988
08/31/90            $11,057
09/30/90            $11,120
10/31/90            $11,192
11/30/90            $11,261
12/31/90            $11,331
01/31/91            $11,398
02/28/91            $11,455
03/31/91            $11,510
04/30/91            $11,571
05/31/91            $11,626
06/30/91            $11,671
07/31/91            $11,728
08/31/91            $11,782
09/30/91            $11,835
10/31/91            $11,884
11/30/91            $11,928
12/31/91            $11,974
01/31/92            $12,014
02/29/92            $12,046
03/31/92            $12,082
04/30/92            $12,116
05/31/92            $12,149
06/30/92            $12,186
07/31/92            $12,223
08/31/92            $12,253
09/30/92            $12,279
10/31/92            $12,305
11/30/92            $12,334
12/31/92            $12,364
01/31/93            $12,393
02/28/93            $12,417
03/31/93            $12,446
04/30/93            $12,472
05/31/93            $12,496
06/30/93            $12,526
07/31/93            $12,552
08/31/93            $12,581
09/30/93            $12,606
10/31/93            $12,631
11/30/93            $12,658
12/31/93            $12,687
01/31/94            $12,716
02/28/94            $12,741
03/31/94            $12,770
04/30/94            $12,800
05/31/94            $12,837
06/30/94            $12,875
07/31/94            $12,914
08/31/94            $12,961
09/30/94            $13,004
10/31/94            $13,051
11/30/94            $13,095
12/31/94            $13,150
01/31/95            $13,214
02/28/95            $13,271
03/31/95            $13,331
04/30/95            $13,392
05/31/95            $13,460
06/30/95            $13,520
07/31/95            $13,583
08/31/95            $13,640
09/30/95            $13,695
10/31/95            $13,765
11/30/95            $13,827
12/31/95            $13,881
01/31/96            $13,946
02/29/96            $13,996
03/31/96            $14,048
04/30/96            $14,104
05/31/96            $14,163
06/30/96            $14,214
07/31/96            $14,275
08/31/96            $14,332
09/30/96            $14,393
10/31/96            $14,447
11/30/96            $14,505
12/31/96            $14,566
01/31/97            $14,627
02/28/97            $14,678
03/31/97            $14,734
04/30/97            $14,798
05/31/97            $14,857
06/30/97            $14,922
07/31/97            $14,985
08/31/97            $15,043
09/30/97            $15,109
10/31/97            $15,176
11/30/97            $15,237
12/31/97            $15,307
01/31/98            $15,368
02/28/98            $15,426
03/31/98            $15,490
04/30/98            $15,550
05/31/98            $15,606
06/30/98            $15,673
07/31/98            $15,739
08/31/98            $15,796
09/30/98            $15,860
10/31/98            $15,930
11/31/98            $15,997
12/31/98            $16,064
01/31/99            $16,117
02/28/99            $16,177
03/31/99            $16,237
04/30/99            $16,297
05/31/99            $16,351
06/30/99            $16,413

PERFORMANCE REPRESENTS THE PERFORMANCE OF THE MONEY
MARKET PORTFOLIO BUT DOES NOT INCLUDE DEDUCTIONS FOR
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGES,
OR MORTALITY AND EXPENSE RISK PREMIUMS.

PERFORMANCE OF THE PORTFOLIO ASSUMES THE REINVESTMENT
OF ALL DIVIDENDS.

THE MONEY MARKET PORTFOLIO SEEKS TO MAINTAIN A
$1.00 PER SHARE NET ASSET VALUE. SHARES OF THE
MONEY MARKET PORTFOLIO ARE NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO
ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL
MAINTAIN A STABLE $1.00 PER SHARE NET ASSET VALUE.

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                          MONEY MARKET PORTFOLIO

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 7.4%
BANKS (FOREIGN) - 3.7%
    $1,000,000   Societe Generale, NY
                 5.67%, due 8/06/99                           $     1,000

INVESTMENT BANKING & BROKERAGE - 3.7%
     1,000,000   Credit Suisse First Boston
                 5.715%, due 7/19/99                                1,000
                                                              -----------
TOTAL CERTIFICATES OF DEPOSIT                                       2,000
                                                              -----------

COMMERCIAL PAPER - 42.1%

AUTOMOBILES - 4.8%
     1,300,000   Hyundai Motors
                 5.20%, due 7/06/99                                 1,299

CHEMICALS - 4.8%
     1,300,000   Formosa Plastic
                 4.86%, due 7/21/99                                 1,296

FINANCIAL (DIVERSIFIED) - 23.8%
     1,300,000   Countrywide Funding Corp.
                 4.98%, due 7/08/99                                 1,299
     1,300,000   Dorada
                 5.02%, due 7/14/99                                 1,298
     1,300,000   Homeside Lending
                 5.22%, due 7/20/99                                 1,296
     1,200,000   Moat Funding LLC
                 5.07%, due 7/13/99                                 1,198
     1,300,000   PHH Corporation
                 5.32%, due 7/02/99                                 1,300

INSURANCE (MULTI-LINE) - 4.8%
     1,300,000   Prudential Funding Corp.
                 5.11%, due 7/07/99                                 1,299

TOBACCO - 3.8%
     1,000,000   Philip Morris Cos., Inc.
                 9.25%, due 2/15/00                                 1,025
                                                              -----------
TOTAL COMMERCIAL PAPER                                             11,310
                                                              -----------

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------

CORPORATE BONDS - 36.7%

BANKS (MAJOR REGIONAL) - 3.7%
    $1,000,000   Continental Bank Note
                 5.375%, due 5/18/00,
                 Put Date 8/18/99                             $     1,003

BANKS (REGIONAL) - 5.6%
     1,500,000   American Express Centurion Bank
                 4.95%, due 4/24/00,
                 Put Date 7/24/99                                   1,500

FINANCIAL (DIVERSIFIED) - 9.8%
       715,000   Associates Corp. of North America
                 7.25%, due 9/01/99                                   717
     1,400,000   Finova Capital Corp.
                 8.00%, due 2/01/00                                 1,422
       500,000   Heller Financial, Inc.
                 5.625%, due 3/15/00                                  501

INVESTMENT BANKING & BROKERAGE - 13.9%
       500,000   #Goldman Sachs Group, L.P. (144A)
                 5.15%, due 4/19/00                                   500
     1,000,000   Goldman Sachs Group, L.P.
                 5.08%, due 5/12/00
                 Put Date 7/15/99                                   1,000
       900,000   Morgan Stanley Dean Witter Co.
                 5.142%, due 3/13/01
                 Put Date 9/13/99                                     900
     1,330,000   Shearson Lehman Brothers
                 Holdings, Inc.
                 6.15%, due 3/15/00                                 1,335

RETAIL (GENERAL MERCHANDISE) - 3.7%
     1,000,000   Racetrac Capital, L.L.C.
                 5.22%, due 4/01/18,
                 Put Date 7/01/99                                   1,000
                                                              -----------
TOTAL CORPORATE BONDS                                               9,878
                                                              -----------

CASH EQUIVALENTS - 8.3%

INVESTMENT COMPANIES - 8.3%
     1,373,998   SSgA Prime Money Market Portfolio                  1,374
       856,087   SSgA U.S. Treasury Money Market
                 Portfolio                                            856
                                                              -----------
TOTAL CASH EQUIVALENTS                                              2,230
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 MONEY MARKET PORTFOLIO

                                                                    VALUE
    SHARES                                                        (000'S)
-------------------------------------------------------------------------
MUNICIPAL BONDS - 4.8%

MUNI'S (TAXABLE) - 4.8%
    $1,300,000   Presbyterian Homes & Services
                 5.33%, due 12/01/28,
                 Put Date 7/02/99                             $     1,300
                                                              -----------
TOTAL MUNICIPAL BONDS                                               1,300
                                                              -----------
TOTAL INVESTMENTS - 99.4%                                          26,718
                                                              -----------
Other Assets, less Liabilities                                        167
                                                              -----------
NET ASSETS                                                    $    26,885
                                                              -----------
                                                              -----------

  If a Put Date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

  Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/99. These rates change periodically based on specified market rates or indices.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an accredited investor or a qualified institutional buyer. The total cost of such securities is $500,000 and the total value is 1.86% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                          SAFECO Resource Series Trust
                              As of June 30, 1999
                                  (Unaudited)

                                                                                                                  PORTFOLIOS
(In Thousands,                                                --------------------------------------------------------------
Except Per-Share Amounts)                                         EQUITY       GROWTH    NORTHWEST    SMALL CO.         BOND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at Cost                                        $  458,517   $  358,942   $   22,687   $   11,095   $   31,066
                                                              ----------   ----------   ----------   ----------   ----------
                                                              ----------   ----------   ----------   ----------   ----------
  Investments, at Value
    Unaffiliated Issuers                                      $  662,125   $  299,129   $   29,598   $   10,919   $   30,114
    Affiliated Issuers                                                --       30,296           --           --           --
                                                              ----------   ----------   ----------   ----------   ----------
      Total investments at value                                 662,125      329,425       29,598       10,919       30,114
  Receivables:
    Dividends and interest                                           670          173            9            9          356
    Investment securities sold                                        --        1,399          280          297           --
    From advisor                                                      --           --           --           58           --
                                                              ----------   ----------   ----------   ----------   ----------
      Total assets                                               662,795      330,997       29,887       11,283       30,470

LIABILITIES:
  Investment securities purchased                                     --          943            7           --           --
  Investment advisory fees                                           393          195           17            8           18
  Dividends payable                                                   --           --           --           --           --
  Other                                                               46           38           28           --            9
                                                              ----------   ----------   ----------   ----------   ----------
      Total liabilities                                              439        1,176           52            8           27
                                                              ----------   ----------   ----------   ----------   ----------
NET ASSETS                                                    $  662,356   $  329,821   $   29,835   $   11,275   $   30,443
                                                              ----------   ----------   ----------   ----------   ----------
                                                              ----------   ----------   ----------   ----------   ----------
Net Assets consist of:
  Accumulated net investment income (loss)                    $    2,684   $     (727)  $      (31)  $       (8)  $      779
  Accumulated net realized gain (loss) on investment
    transactions                                                  20,074       13,645        1,924       (2,902)        (701)
  Net unrealized appreciation (depreciation)                     203,608      (29,517)       6,910         (176)        (952)
  Paid in capital (par value $.001, unlimited shares
    authorized)                                                  435,990      346,420       21,032       14,361       31,317
                                                              ----------   ----------   ----------   ----------   ----------
  Net Assets                                                  $  662,356   $  329,821   $   29,835   $   11,275   $   30,443
                                                              ----------   ----------   ----------   ----------   ----------
                                                              ----------   ----------   ----------   ----------   ----------
TRUST SHARES OUTSTANDING                                          20,063       16,293        1,603        1,221        2,772
                                                              ----------   ----------   ----------   ----------   ----------
                                                              ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Trust shares outstanding)            $    33.01   $    20.24   $    18.61   $     9.24   $    10.98
                                                              ----------   ----------   ----------   ----------   ----------
                                                              ----------   ----------   ----------   ----------   ----------


(In Thousands,
Except Per-Share Amounts)                                           MMKT
------------------------------------------------------------
ASSETS:
  Investments, at Cost                                        $   26,718
                                                              ----------
                                                              ----------
  Investments, at Value
    Unaffiliated Issuers                                      $   26,718
    Affiliated Issuers                                                --
                                                              ----------
      Total investments at value                                  26,718
  Receivables:
    Dividends and interest                                           302
    Investment securities sold                                        --
    From advisor                                                      --
                                                              ----------
      Total assets                                                27,020
LIABILITIES:
  Investment securities purchased                                     --
  Investment advisory fees                                            14
  Dividends payable                                                  101
  Other                                                               20
                                                              ----------
      Total liabilities                                              135
                                                              ----------
NET ASSETS                                                    $   26,885
                                                              ----------
                                                              ----------
Net Assets consist of:
  Accumulated net investment income (loss)                    $       --
  Accumulated net realized gain (loss) on investment
    transactions                                                      --
  Net unrealized appreciation (depreciation)                          --
  Paid in capital (par value $.001, unlimited shares
    authorized)                                                   26,885
                                                              ----------
  Net Assets                                                  $   26,885
                                                              ----------
                                                              ----------
TRUST SHARES OUTSTANDING                                          26,885
                                                              ----------
                                                              ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Trust shares outstanding)            $     1.00
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                          SAFECO Resource Series Trust
                  For the Six-Month Period Ended June 30, 1999
                                  (Unaudited)

                                                                                                                     PORTFOLIOS
                                                              -----------------------------------------------------------------
(In Thousands)                                                 EQUITY    GROWTH    NORTHWEST     SMALL CO.        BOND     MMKT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $ 4,483  $    504     $     70     $      28   $      --    $  --
  Interest                                                        477        19           12            16         911      710
                                                              -------  --------        -----   -----------   ---------   ------
    Total investment income                                     4,960       523           82            44         911      710
EXPENSES:
  Investment advisory fees                                      2,214     1,184           92            46         110       90
  Legal and auditing fees                                          12        11            9             9           9        9
  Custodian fees                                                   16        13            2             3           3        3
  Trustees' fees                                                    4         3            3             3           3        3
  Other                                                            30        39            7             7           7        5
                                                              -------  --------        -----   -----------   ---------   ------
    Total expenses before reimbursement                         2,276     1,250          113            68         132      110
  Expense reimbursement                                            --        --           --           (16)         --       --
                                                              -------  --------        -----   -----------   ---------   ------
    Total expenses after reimbursement                          2,276     1,250          113            52         132      110
                                                              -------  --------        -----   -----------   ---------   ------

NET INVESTMENT INCOME (LOSS)                                    2,684      (727)         (31)           (8)        779      600

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions          20,036    13,643        2,732        (1,894)       (712)      --
  Net change in unrealized appreciation (depreciation)         37,152   (31,927)       1,967         1,141      (1,239)      --
                                                              -------  --------        -----   -----------   ---------   ------
NET GAIN (LOSS) ON INVESTMENTS                                 57,188   (18,284)       4,699          (753)     (1,951)      --
                                                              -------  --------        -----   -----------   ---------   ------
  Net change in net assets resulting from operations          $59,872  $(19,011)    $  4,668     $    (761)  $  (1,172)   $ 600
                                                              -------  --------        -----   -----------   ---------   ------
                                                              -------  --------        -----   -----------   ---------   ------

                       SEE NOTES TO FINANCIAL STATEMENTS

                      This page left blank intentionally.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                          SAFECO Resource Series Trust
                                  (Unaudited)

                                                                      PORTFOLIOS
                                         ---------------------------------------

                                                      EQUITY              GROWTH
                                         -------------------  ------------------
                                         SIX-MONTH      YEAR  SIX-MONTH     YEAR
                                           PERIOD      ENDED    PERIOD     ENDED
                                            ENDED   DECEMBER     ENDED  DECEMBER
                                          JUNE 30         31   JUNE 30        31
(In Thousands)                               1999       1998      1999      1998
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income (loss)             $  2,684  $   4,486  $   (727) $ (1,507)
  Net realized gain (loss) on
    investment transactions                20,036     21,747    13,643    37,143
  Net change in unrealized appreciation
    (depreciation)                         37,152     76,782   (31,927)  (39,098)
                                         --------  ---------  --------  --------
  Net change in net assets resulting
    from operations                        59,872    103,015   (19,011)   (3,462)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                        --     (4,431)       --   (35,629)
  Net realized gain on investments             --    (21,763)       --    (1,507)
                                         --------  ---------  --------  --------
    Total distributions                        --    (26,194)       --   (37,136)

NET TRUST SHARE TRANSACTIONS               45,170     91,237    (7,575)  156,605
                                         --------  ---------  --------  --------

TOTAL CHANGE IN NET ASSETS                105,042    168,058   (26,586)  116,007

NET ASSETS AT BEGINNING OF PERIOD         557,314    389,256   356,407   240,400
                                         --------  ---------  --------  --------

NET ASSETS AT END OF PERIOD              $662,356  $ 557,314  $329,821  $356,407
                                         --------  ---------  --------  --------
                                         --------  ---------  --------  --------
--------------------------------------------------------------------------------
OTHER INFORMATION

INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES:
Sales                                       4,333      6,552     3,709    10,113
  Reinvestments                                --        874        --     1,743
  Redemptions                              (2,866)    (4,291)   (4,152)   (5,418)
                                         --------  ---------  --------  --------
  Net change                                1,467      3,135      (443)    6,438
                                         --------  ---------  --------  --------
                                         --------  ---------  --------  --------

AMOUNTS:
Sales                                    $135,130  $ 184,473  $ 73,957  $250,827
  Reinvestments                                --     26,194        --    37,135
  Redemptions                             (89,960)  (119,430)  (81,532) (131,357)
                                         --------  ---------  --------  --------
    Net change                           $ 45,170  $  91,237  $ (7,575) $156,605
                                         --------  ---------  --------  --------
                                         --------  ---------  --------  --------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                      PORTFOLIOS
                                         -----------------------------------------------------------------------
                                                                      SMALL
                                                NORTHWEST               CO.              BOND               MMKT
                                         ----------------  ----------------  ----------------  -----------------
                                         SIX-MONTH    YEAR SIX-MONTH    YEAR SIX-MONTH    YEAR SIX-MONTH     YEAR
                                          PERIOD    ENDED   PERIOD    ENDED   PERIOD    ENDED   PERIOD     ENDED
                                           ENDED  DECEMBER   ENDED  DECEMBER   ENDED  DECEMBER   ENDED  DECEMBER
                                         JUNE 30  31       JUNE 30  31       JUNE 30  31       JUNE 30        31
                                            1999     1998     1999     1998     1999     1998     1999      1998
----------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income (loss)             $   (31) $   (73) $    (8) $   (40) $   779  $ 1,247  $   600  $  1,145
  Net realized gain (loss) on
    investment transactions                2,732     (809)  (1,894)  (1,008)    (712)     836       --        --
  Net change in unrealized appreciation
    (depreciation)                         1,967    1,145    1,141   (2,360)  (1,239)    (207)      --        --
                                         -------  -------  -------  -------  -------  -------  -------  --------
  Net change in net assets resulting
    from operations                        4,668      263     (761)  (3,408)  (1,172)   1,876      600     1,145

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                       --       --       --       --       --   (1,248)    (600)   (1,145)
  Net realized gain on investments            --       --       --       --       --     (288)      --        --
                                         -------  -------  -------  -------  -------  -------  -------  --------
    Total distributions                       --       --       --       --       --   (1,536)    (600)   (1,145)

NET TRUST SHARE TRANSACTIONS                 580    4,529      256    4,938    1,498   11,896     (738)    9,866
                                         -------  -------  -------  -------  -------  -------  -------  --------

TOTAL CHANGE IN NET ASSETS                 5,248    4,792     (505)   1,530      326   12,236     (738)    9,866

NET ASSETS AT BEGINNING OF PERIOD         24,587   19,795   11,780   10,250   30,117   17,881   27,623    17,757
                                         -------  -------  -------  -------  -------  -------  -------  --------

NET ASSETS AT END OF PERIOD              $24,835  $24,587  $11,275  $11,780  $30,443  $30,117  $26,885  $ 27,623
                                         -------  -------  -------  -------  -------  -------  -------  --------
                                         -------  -------  -------  -------  -------  -------  -------  --------
----------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES:
Sales                                        231      690      228      680      501    1,518   39,192   102,117
  Reinvestments                               --       --       --       --       --      135      616     1,028
  Redemptions                               (200)    (420)    (201)    (318)    (368)    (632) (40,546)  (93,279)
                                         -------  -------  -------  -------  -------  -------  -------  --------
  Net change                                  31      270       27      362      133    1,021     (738)    9,866
                                         -------  -------  -------  -------  -------  -------  -------  --------
                                         -------  -------  -------  -------  -------  -------  -------  --------

AMOUNTS:
Sales                                    $ 3,832  $10,765  $ 2,125  $ 8,662  $ 5,627  $17,725  $39,192  $102,117
  Reinvestments                               --       --       --       --       --    1,536      616     1,028
  Redemptions                             (3,252)  (6,236)  (1,869)  (3,724)  (4,129)  (7,365) (40,546)  (93,279)
                                         -------  -------  -------  -------  -------  -------  -------  --------
    Net change                           $   580  $ 4,529  $   256  $ 4,938  $ 1,498  $11,896  $  (738) $  9,866
                                         -------  -------  -------  -------  -------  -------  -------  --------
                                         -------  -------  -------  -------  -------  -------  -------  --------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is comprised of the Equity, Growth, Northwest, Small Company Stock (SMALL Co.), Bond and Money Market (MMKT) Portfolios. Each of the six Portfolios has different investment objectives. Shares of the Trust Portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
   SECURITY VALUATION. Equity securities in the Equity, Growth, Northwest and Small Company Portfolios traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Fixed income securities in the Bond Portfolio are stated on the basis of valuations provided by pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. For the Money Market Portfolio, short-term securities purchased at par are valued at cost. Other short-term securities are valued at amortized cost. For all Portfolios, temporary investments in other mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Interest is accrued on Portfolios investments daily. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. In the Equity, Growth, Northwest, Small Company Stock and Bond Portfolios, dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year. In the Money Market Portfolio, dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month.
   FEDERAL INCOME TAX. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolios. For the Equity, Growth, Northwest and Bond Portfolios, the fee is based on

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

average daily net assets at annual rate of .74%. For the Small Company Stock Portfolio, the fee is based on average daily net assets at an annual rate of
 .85%. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of .65%.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolios may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates comparable to commercial bank interest rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $175 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 1999.
   AFFILIATE OWNERSHIP. At June 30, 1999, SAFECO Life Insurance Company owned over 90% of the outstanding shares of the Equity Portfolio, 82% of the outstanding shares of the Growth Portfolio, and 100% of the outstanding shares in the Northwest, Small Company, Bond and Money Market Portfolios.
   EXPENSE REIMBURSEMENT. For the Equity, Growth, Northwest, Bond and Money Market Portfolios, SAFECO Life Insurance Company (SAFECO) has agreed to pay all the expenses of the Portfolios except for investment advisory fees if net assets of the Portfolio are below $20 million. For the Small Company Stock Portfolio, SAFECO Asset Management Company pays all expenses other than investment advisory fees in excess of .10% of the Portfolio's average annual net assets. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses.

4.  INVESTMENT TRANSACTIONS

                                                                                        PORTFOLIOS
                                         ---------------------------------------------------------
(In Thousands)                             EQUITY    GROWTH    NORTHWEST     SMALL CO.        BOND
--------------------------------------------------------------------------------------------------
Purchases for the six-month period
  ended June 30, 1999
  (including $24,963 of U.S. Government
  and Agency Securities in the Bond
  Portfolio)                             $144,408  $ 85,805     $  7,921      $  5,157   $  33,287
                                         --------  --------        -----         -----   ---------
                                         --------  --------        -----         -----   ---------
Sales for the six-month period ended
  June 30, 1999
  (including $23,826 of U.S. Government
  and Agency Securities in the Bond
  Portfolio)                             $ 90,307  $ 94,704     $  7,683      $  5,163   $  31,815
                                         --------  --------        -----         -----   ---------
                                         --------  --------        -----         -----   ---------
--------------------------------------------------------------------------------------------------
Purchases and sales amounts exclude
  short-term investments which, at the
  time of
  purchase had a maturity of one year
  or less.

   Unrealized appreciation (depreciation) at June 30, 1999:

-----------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation
  for investment securities in which
  there is an excess of value over cost  $211,989  $ 57,298       $      9,250        $        975   $         50
Aggregate gross unrealized depreciation
  for investment securities in which
  there is an excess of cost over value    (8,381)  (86,815)            (2,340)             (1,151)        (1,002)
                                         --------  --------            -------             -------   ------------
Net unrealized appreciation
  (depreciation)                         $203,608  $(29,517)      $      6,910        $       (176)  $       (952)
                                         --------  --------            -------             -------   ------------
                                         --------  --------            -------             -------   ------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

5.  INVESTMENTS IN AFFILIATES
   Each of the companies listed below is considered an affiliate because the Growth Portfolio owned at least 5% of the company's voting securities during the six-month period ended June 30, 1999:

                                         SHARES AT                                SHARES AT                  MARKET VALUE
                                         BEGINNING                                   END OF                       JUNE 30
(In Thousands)                           OF PERIOD    ADDITIONS     REDUCTIONS       PERIOD    DIVIDENDS             1999
-------------------------------------------------------------------------------------------------------------------------
Concepts Direct, Inc.                          435           --             --          435         None       $    4,026
Damark International, Inc.                     412           --             --          412         None            3,452
IntelliQuest Information Group, Inc.           455           --             --          455         None            3,412
Nastech Pharmaceutical Co.                     466           --             --          466         None            1,544
Open Plan Systems, Inc.                        332           --             --          332         None              747
PolyMedica Industries, Inc.                    544           --             --          544         None            5,439
Precision Auto Care                            609           --             --          609         None            1,864
Suburban Lodges of America                   1,023           --             --        1,023         None            6,584
TRM Copy Centers Corp.                         492           --             --          492         None            3,228
                                                                                                                   ------
                                                                                                               $   30,296
                                                                                                                   ------
                                                                                                                   ------

6.  CAPITAL LOSS CARRYFORWARD
   The Small Company Portfolio had $1,008 thousand of accumulated undistributed net realized loss on investment transactions as of December 31, 1998. The Northwest Portfolio has $809 thousand of accumulated undistributed net realized loss on investment transactions as December 31, 1998. For federal income tax purpose, these represent capital loss carryforwards which will expire in 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   EQUITY PORTFOLIO

                                                 SIX-MONTH
                                              PERIOD ENDED                          YEAR ENDED DECEMBER 31
                                                   JUNE 30   ---------------------------------------------
                                                      1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    29.97   $   25.18   $   21.75   $   19.24   $   16.83

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.13        0.25        0.27        0.34        0.39
  Net realized and unrealized gain on
    investments                                       2.91        6.02        5.13        4.43        4.43
                                                   -------   ---------   ---------   ---------   ---------
    Total from investment operations                  3.04        6.27        5.40        4.77        4.82

LESS DISTRIBUTIONS:
  Dividends from net investment income                  --       (0.25)      (0.27)      (0.34)      (0.39)
  Distributions from realized gains                     --       (1.23)      (1.70)      (1.92)      (2.02)
                                                   -------   ---------   ---------   ---------   ---------
    Total distributions                                 --       (1.48)      (1.97)      (2.26)      (2.41)
                                                   -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    33.01   $   29.97   $   25.18   $   21.75   $   19.24
                                                   -------   ---------   ---------   ---------   ---------
                                                   -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                        10.14%*     24.89%      24.85%      24.79%      28.63%
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                                      $  662,356   $ 557,314   $ 389,256   $ 263,067   $ 169,479
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.76%**     0.78%       0.75%       0.72%       0.75%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                                 0.90%**     0.96%       1.19%       1.72%       2.26%
PORTFOLIO TURNOVER RATE                             31.33%**    31.57%      41.75%      56.99%      69.18%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   GROWTH PORTFOLIO

                                                 SIX-MONTH
                                              PERIOD ENDED                          YEAR ENDED DECEMBER 31
                                                   JUNE 30   ---------------------------------------------
                                                      1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    21.30   $   23.35   $   19.26   $   15.88   $   12.98

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.04)      (0.10)      (0.04)      (0.03)       0.06
  Net realized and unrealized gain
    (loss) on investments                            (1.02)       0.53        8.62        5.12        5.26
                                                   -------   ---------   ---------   ---------   ---------
    Total from investment operations                 (1.06)       0.43        8.58        5.09        5.32

LESS DISTRIBUTIONS:
  Dividends from net investment income                  --          --          --          --       (0.06)
  Distributions from realized gains                     --       (2.38)      (4.49)      (1.71)      (2.36)
  Distributions from paid in capital                    --       (0.10)         --          --          --
                                                   -------   ---------   ---------   ---------   ---------
    Total distributions                                 --       (2.48)      (4.49)      (1.71)      (2.42)
                                                   -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    20.24   $   21.30   $   23.35   $   19.26   $   15.88
                                                   -------   ---------   ---------   ---------   ---------
                                                   -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                        (4.98%)*     1.83%      44.55%      32.06%      41.00%(A)
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                                      $  329,821   $ 356,407   $ 240,400   $ 109,491   $  44,458
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.78%**     0.80%       0.77%       0.79%       0.79%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                      N/A         N/A         N/A         N/A       0.84%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                                (0.45%)**    (0.48%)    (0.25%)     (0.28%)      0.55%
PORTFOLIO TURNOVER RATE                             53.06%**    46.13%      88.99%      75.58%     111.70%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.
  *  Not annualized.
 **  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   NORTHWEST PORTFOLIO

                                                 SIX-MONTH
                                              PERIOD ENDED                                YEAR ENDED DECEMBER 31
                                                   JUNE 30   ---------------------------------------------------
                                                      1999        1998          1997          1996          1995
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    15.64   $   15.20     $   12.12     $   10.85     $   10.24

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.02)      (0.05)         0.03          0.08          0.08
  Net realized and unrealized gain on
    investments                                       2.99        0.49          3.73          1.27          0.68
                                                   -------   ---------     ---------     ---------     ---------
    Total from investment operations                  2.97        0.44          3.76          1.35          0.76

LESS DISTRIBUTIONS:
  Dividends from net investment income                  --          --         (0.03)        (0.08)        (0.08)
  Distributions from realized gains                     --          --         (0.65)           --         (0.07)
                                                   -------   ---------     ---------     ---------     ---------
    Total distributions                                 --          --         (0.68)        (0.08)        (0.15)
                                                   -------   ---------     ---------     ---------     ---------
NET ASSET VALUE AT END OF PERIOD                $    18.61   $   15.64     $   15.20     $   12.12     $   10.85
                                                   -------   ---------     ---------     ---------     ---------
                                                   -------   ---------     ---------     ---------     ---------
TOTAL RETURN                                        18.99%*      2.89%(A)     31.02%(A)     12.44%(A)      7.42%(A)
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                                      $   29,835   $  24,587     $  19,795     $   9,541     $   6,312
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.89%**     0.96%         0.73%         0.70%         0.71%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                      N/A       0.99%         0.94%         1.11%         1.18%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                                (0.25%)**    (0.32%)       0.27%         0.78%         0.81%
PORTFOLIO TURNOVER RATE                             61.31%**    46.99%        47.85%        52.20%        21.30%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.
  *  Not annualized.
 **  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   SMALL COMPANY PORTFOLIO

                                                                                      YEAR     APRIL 30, 1997
                                                                     SIX-MONTH       ENDED   (COMMENCEMENT OF
                                                                  PERIOD ENDED    DECEMBER     OPERATIONS) TO
                                                                       JUNE 30          31        DECEMBER 31
                                                                          1999        1998               1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD                              $     9.87   $   12.33         $    10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                           (0.01)      (0.03)              0.01
  Net realized and unrealized gain (loss) on investments                 (0.62)      (2.43)              2.83
                                                                       -------   ---------            -------
    TOTAL FROM INVESTMENT OPERATIONS                                     (0.63)      (2.46)              2.84

LESS DISTRIBUTIONS:
  Dividends from net investment income                                      --          --              (0.01)
  Distributions from realized gains                                         --          --              (0.50)
                                                                       -------   ---------            -------
    Total distributions                                                     --          --              (0.51)
                                                                       -------   ---------            -------
NET ASSET VALUE AT END OF PERIOD                                    $     9.24   $    9.87         $    12.33
                                                                       -------   ---------            -------
                                                                       -------   ---------            -------
TOTAL RETURN (A)                                                        (6.38%)*   (19.95%)            28.40%*
NET ASSETS AT END OF PERIOD (000'S OMITTED)                         $   11,275   $  11,780         $   10,250
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                  0.95%**     0.95%              0.95%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE
  REIMBURSEMENTS++                                                       1.23%**     1.15%              1.24%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS             (0.14%)**    (0.32%)            0.19%**
PORTFOLIO TURNOVER RATE                                                 99.72%      92.14%             47.91%**

--------------------------------------------------------------------------------

 **  Annualized.
  *  Not annualized.
 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   BOND PORTFOLIO

                                                 SIX-MONTH
                                              PERIOD ENDED                                YEAR ENDED DECEMBER 31
                                                   JUNE 30   ---------------------------------------------------
                                                      1999        1998          1997          1996          1995
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    11.41   $   11.04     $   10.75     $   11.31     $   10.20

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.28        0.50          0.61          0.62          0.71
  Net realized and unrealized gain
    (loss) on investments                            (0.71)       0.49          0.29         (0.56)         1.11
                                                   -------   ---------     ---------     ---------     ---------
    Total from investment operations                 (0.43)       0.99          0.90          0.06          1.82

LESS DISTRIBUTIONS:
  Dividends from net investment income                  --       (0.50)        (0.61)        (0.62)        (0.71)
  Distributions from realized gains                     --       (0.12)           --            --            --
                                                   -------   ---------     ---------     ---------     ---------
    Total distributions                                 --       (0.62)        (0.61)        (0.62)        (0.71)
                                                   -------   ---------     ---------     ---------     ---------
NET ASSET VALUE AT END OF PERIOD                $    10.98   $   11.41     $   11.04     $   10.75     $   11.31
                                                   -------   ---------     ---------     ---------     ---------
                                                   -------   ---------     ---------     ---------     ---------
TOTAL RETURN                                        (3.77%)*     8.90%(A)      8.41%(A)      0.54%(A)     17.87%(A)
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                                         $30,443     $30,117       $17,881       $15,991       $14,257
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.87%**     0.83%         0.74%         0.73%         0.72%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                      N/A       0.98%         0.90%         0.87%         0.94%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                                 5.23%**     5.50%         5.75%         5.64%         6.50%
PORTFOLIO TURNOVER RATE                            222.84%**   164.82%       151.43%       140.90%        77.93%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.
 **  Annualized.
  *  Not annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   MONEY MARKET PORTFOLIO

                                                 SIX-MONTH
                                              PERIOD ENDED                                YEAR ENDED DECEMBER 31
                                                   JUNE 30   ---------------------------------------------------
                                                      1999        1998          1997          1996          1995
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $     1.00   $    1.00     $    1.00     $    1.00     $    1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.02        0.04          0.05          0.05          0.05

LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.02)      (0.04)        (0.05)        (0.05)        (0.05)
                                                   -------   ---------     ---------     ---------     ---------
NET ASSET VALUE AT END OF PERIOD                $     1.00   $    1.00     $    1.00     $    1.00     $    1.00
                                                   -------   ---------     ---------     ---------     ---------
                                                   -------   ---------     ---------     ---------     ---------
TOTAL RETURN                                         2.17%*      4.95%(A)      5.08%(A)      4.94%(A)      5.56%(A)
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                                      $   26,885   $  27,623     $  17,757     $  12,493     $   8,719
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.78%**     0.81%         0.64%         0.62%         0.62%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                      N/A       0.89%         0.81%         0.90%         0.87%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                                 4.34%**     4.87%         4.97%         4.86%         5.32%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.
 **  Annualized.
  *  Not annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              YEAR 2000 READINESS

   Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not anticipate that Year 2000-related issued will have a material impact on its ability to continue to provide the Funds with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.
   Likewise, Year 2000 poses risks to each of the companies in the Funds' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     NOTES

                     SAFECO RESOURCE SERIES TRUST

                     BOARD OF TRUSTEES:
                     Boh A. Dickey, Chairman
                     Barbara J. Dingfield
                     David F. Hill
                     Richard W. Hubbard
                     Richard E. Lundgren
                     Larry L. Pinnt
                     John W. Schneider

                     OFFICERS:
                     David F. Hill, President
                     Ronald L. Spaulding
                       Vice President and Treasurer
                     Neal A. Fuller
                       Vice President and Controller
                     David H. Longhurst
                       Assistant Controller

                     INVESTMENT ADVISOR:
                     SAFECO Asset
                       Management Company

                     DISTRIBUTOR:
                     SAFECO Securities, Inc.

                     TRANSFER AGENT:
                     SAFECO Services Corporation

                     CUSTODIAN:
                     State Street Bank

RECYCLE LOGO            Printed on Recycled Paper.

                     This report must be preceded or
                     accompanied by a current prospectus.

                     -Registered Trademark- A registered trademark of SAFECO Corporation.